UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  06/30/2009

Date of reporting period: 06/30/2009

ITEM 1.

REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended June 30, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

Catalyst Value Fund

Catalyst High Income Fund

Catalyst Total Return Income Fund

June 30, 2009

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

August 18, 2009

Dear Fellow Shareholders,

The past year has been particularly challenging for equity markets as we saw the financial system undergo significant challenges and government interventions followed by a strong recovery in equity markets.  Fortunately, the Catalyst Value Fund navigated these rough seas and avoided the significant drop in returns that occurred in the fourth quarter of 2008.  Over the past year, the Fund moved in to take advantage of opportunities that the market presented when many stocks were trading at significant discounts to intrinsic value.

The Catalyst Value Fund’s total returns for the fiscal year ended 06/30/09 and for the periods since inception through 06/30/09 as compared to the S&P 500 Total Return Index(1) and Russell 2000 Total Return Value Index(2) were as follows:

	Year Ended 06/30/09(3)	Since Inception 07/31/06 Class A & C(3) 03/27/09 Class I(3)(4)
Class A without sales charge	10.49%	(2.03)%
Class A with sales charge	4.14%	(4.00)%
Class C without CDSC fee	9.32%	(2.87)%
Class C with CDSC fee	9.32%	(2.87)%
Class I	N/A	21.74%
S&P 500 Total Return Index	(26.21)%	(8.64)%
Russell 2000 Total Return Value Index	(25.24)%	(11.96)%

When Lehman Brothers collapsed into the protection of bankruptcy court in September, and credit markets froze, we took defensive action to protect our shareholders.  With the financial system in grave peril without government intervention, I saw no justification for why equity markets were still trading at a premium to where they were just a couple years earlier under dramatically better conditions.  Ironically, bond markets had been crushed from the freeze up of the credit markets and yet stock prices had not yet responded to the situation. Therefore, I took defensive action to protect shareholders and entered into a temporary cash position.

The government bailout through TARP (the Troubled Assets Relief Program) reintroduced stability to the financial system and was a clear signal that the emergency had ended.  We took this opportunity to re-enter the markets at substantially lower valuations and expectations.  The key to our ability to generate returns in excess of the market with lower risk is finding stocks that are trading at valuations that indicate low expectations.  The dramatic downturn of the stock market gave us the opportunity to purchase securities of outstanding companies that were priced substantially below their intrinsic value.  These companies that were generating superior returns on their assets during the recession were priced for expectations that were easy to beat.  This situation gave us the opportunity to substantially outperform the market over the past year.

As of June 30, 2009, the Fund’s top five holdings were as follows (unaudited):

BioScrip, Inc.	8.24%
XTO Energy, Inc.	6.79%
Ebix, Inc.	5.04%
Hexcel Corp.	5.00%
Newfield Exploration Co.	4.55%
Percentages in the above table are based on the Fund’s portfolio holdings as of June 30, 2009 and are subject to change.

As of June 30, 2009, the Fund’s equity holdings were divided among economic sectors as follows (unaudited):

Industry
Common Stock:
Biotechnology	1.75%	Miscellaneous Manufacturing	5.00%
Commercial Services	3.35%	Office Furnishings	2.22%
Cosmetics/Personal Care	3.21%	Oil & Gas	16.22%
Electrical Components & Equipment	2.61%	Pharmaceuticals	16.54%
Electronics	1.40%	Real Estate Investment Trusts	4.03%
Energy – Alternate Sources	1.45%	Semiconductors	8.29%
Healthcare Products & Services	2.91%	Software	13.46%
Iron & Steel	2.51%	Telecommunications	4.54%
Machinery – Diversified	3.53%	Transportation	1.15%
			94.17%

Industry
Preferred Stock:		Cash:
Banks	0.43%	Money Market Fund	3.39%
Insurance	0.72%
Savings & Loans	1.29%
	2.44%	Total Portfolio:	100.00%
Percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2009 and are subject to change.

In the spring, our assets under management increased substantially with the acquisition of another mutual fund, which enabled us to lower the expenses for our shareholders.  We ran our quantitative models that rank all companies by return on invested capital and earnings yield and found many new outstanding companies to invest in that meet our rigorous criteria.  We believe that these companies have outstanding prospects given their strong operating results and valuations that are at a discount to both their competitors and the market as a whole.

The companies that we are investing in largely fit into the small cap value arena.  We have found that in this area of the stock market there are many superior companies that are not actively covered by Wall Street analysts and large institutional money managers.  This gives us the opportunity to cherry pick the best companies trading at valuations that we believe are below their true value.

Sincerely,

/s/ David Miller

David Miller

Senior Portfolio Manager

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

(1) The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Value Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

(2) The Russell 2000 Total Return Value Index measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track; and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Value Fund may or may not purchase the types of securities represented by the Russell 2000 Total Return Value Index.

(3)  Since inception returns assume inception date of 07/31/2006.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be obtained by calling the Fund at 1-866-447-4228.  There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase and Class C shares held less than one year after the date of purchase (excluding in each case, shares purchased with reinvested dividends and/or distributions).  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

(4) Aggregate total return, not annualized.

CATALYST FUNDS                                                ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CATALYST VALUE FUND, THE S&P 500 TOTAL RETURN INDEX AND THE RUSSELL 2000 TOTAL RETURN VALUE INDEX

                           *Line graph does not include Class I, which has different fees and sales charges, which effect performance.

Average Annual Total Return

			Commencement of Operations (1)
		One Year	through June 30, 2009
Class A	Without sales charge	10.49%	(2.03)%
	With sales charge	4.14%	(4.00)%
Class C	Without contingent deferred sales charge	9.32%	(2.87)%
Class I		N/A	21.74%
S&P 500 Total Return Index		(26.21)%	(8.64)%(2)
Russell 2000 Total Return Value Index		(25.24)%	(11.96)%(2)

(1)

Catalyst Value Fund Class A and Class C shares commenced operations on July 31, 2006.  Catalyst Value Fund Class I shares commenced operations on March 27, 2009.

(2)

Since inception returns assume inception date of July 31, 2006.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.catalystmutualfunds.com or by calling 1-866-447-4228.

The above graph depicts the performance of the Catalyst Value Fund versus the S&P 500 Total Return Index and the Russell 2000 Total Return Value Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The Russell 2000 Total Return Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell 2000 Total Return Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Catalyst Value Fund, which will not invest in certain securities comprising these indices.

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2009 were as follows:
Catalyst Value Fund Class A, gross of fee waivers or expense reimbursements	6.19%
Catalyst Value Fund Class A, after waiver and reimbursement	1.56%
Catalyst Value Fund Class C, gross of fee waivers or expense reimbursements	6.94%
Catalyst Value Fund Class C, after waiver and reimbursement	2.31%
Catalyst Value Fund Class I, gross of fee waivers or expense reimbursements	5.94%
Catalyst Value Fund Class I, after waiver and reimbursement	1.31%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) at 1.30% for Class A shares, 1.30% for Class C shares and 1.30% for Class I shares of the Catalyst Value Fund’s average daily net assets through June 30, 2010.  Total Gross Operating Expenses during the fiscal year ended June 30, 2009 were 4.39% for Class A and 6.87% for Class C of the Catalyst Value Fund.  Total Gross Operating Expenses during the period from March 27, 2009 through June 30, 2009 were 2.48% for Class I of the Catalyst Value Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the fiscal year ended June 30, 2009.

August 18, 2009

Dear Fellow Shareholders,

The past year saw extremes in both directions: unprecedented downside in the last half of 2008 as a result of the liquidity crisis and one of the strongest upside markets in the first half of 2009 as mass liquidity was restored.

Toward the end of 2008, we used accumulated cash to go into shorter and more defensive positions.  Our preference was on maturities under 2 years and companies with adequate cash and minimal bank debt ahead of us.  In the 2nd quarter of 2009, our markets felt secure (at least against another liquidity crunch) and we relaxed our restrictions and began accepting longer maturities and more opportunistic positions.

The Catalyst High Income Fund’s total returns for the year ended 06/30/09 and for the period since inception (05/21/08) through 06/30/09 as compared to the Merrill Lynch U.S. Cash Pay High Yield Index(1) were as follows:

	Year Ended(2)	Since Inception 5/21/2008(2)
Class A without sales charge	(8.42)%	(10.10)%
Class A with sales charge	(12.31)%	(13.55)%
Class C without CDSC fee	(9.19)%	(10.74)%
Class C with CDSC fee	(9.19)%	(10.74)%
Merrill Lynch U.S. Cash Pay High Yield Index	(3.63)%	(6.05)%

Returns were widespread across many names for the fiscal year ending June 30, 2009.  To mention a few sectors however, significant returns due to increases in market valuations, came from financials (i.e. GMAC, Istar, Ford Motor Credit) and some tech-type names (i.e. Amkor, Diodes, Nektar).  Trump was in default, incurring some unrealized loss and CapMark, while current, showed unrealized losses at year-end.

Portfolio Breakdown by Industry & Credit Quality (unaudited)

Industry	% of Portfolio	S&P Rating	Count	% Bond Holdings

Consumer Discretionary	18.40%	BBB+	1	4.30%
Energy	6.80%	BBB	1	3.30%
Financials	28.80%	BBB-	2	9.30%
Industrials	15.10%	BB-	6	16.30%
Information & Technology	4.50%	B+	3	6.00%
Telecom Services	3.10%	B	3	5.20%
Utilities	15.30%	B-	4	10.70%
	92.00%	CCC+	6	14.90%
		CCC	3	10.10%
Cash	8.00%	CCC-	1	0.40%
		CC	1	3.00%
Total Portfolio	100.00%	Not Rated	6	16.50%
				100.00%
Percentages in the above table are based on the Fund’s portfolio holdings, excluding accrued interest, as of June 30, 2009, and are subject to change.

The SMH Capital Advisors’ approach of including some smaller issues with cash to cover debt that may be ahead of us in the case of default served us well in December 2008 and into 2009 but hindered us during the precarious times in the fall of 2008.  The Catalyst High Income Fund was in the top of its High Yield Bond Fund’s peer group, as ranked by Morningstar, with a calendar year to date (01/01/09 to 06/30/09) return of 29.88%.  The Fund was ranked 15th overall out of a category average of 534 funds as of the period from 01/01/09 through 06/30/09.

The SMH style is to add value over a complete cycle.  To do so, we have found that it can pay to avoid certain sectors and overweight others when values are disproportioned.  A result of this strategy is that we may not correlate with the benchmark closely at times – over or under performing.  We emphasize that investors consider that when analyzing shorter-term performance.

Sincerely,

/s/ Jeff Cummer

/s/ Dwayne Moyers

Jeff Cummer

Dwayne Moyers

President & Sr. Portfolio Manager

Chief Investment Officer & Sr. Portfolio Manager

SMH Capital Advisors, Inc.

SMH Capital Advisors, Inc.

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

Past performance is not indicative of future results. SMH Capital Advisors, Inc., a Registered Investment Adviser, is a wholly owned subsidiary of Sanders Morris Harris Group.  Request Form ADV Part II for a complete description of SMH Capital Advisors, Inc.’s management services.  Market and economic factors can change rapidly producing materially different returns.  No inference should be drawn that managed accounts will be profitable in the future or that the Investment Team will be able to achieve its objectives.  Investing involves risk, you may experience a profit or a loss.

(1) Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst High Income Fund may or may not purchase the types of securities represented by the Merrill Lynch U.S. Cash Pay High Yield Index.

(2)The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month-end can be obtained by calling 1-866-447-4228.  There is a maximum sales load of 4.25% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase and Class C shares held less than one year after the date of purchase(excluding in each case, shares purchased with reinvested dividends and/or distributions).  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

CATALYST FUNDS                                                ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CATALYST HIGH INCOME FUND AND THE MERRILL LYNCH US CASH PAY HIGH YIELD INDEX

10,000
9,000
8,000
7,000
6,000
5,000
Dollars ($)
9,331
8,885
8,815
8,507
5/21/2008
5/31/2008
6/30/2008
7/31/2008
8/31/2008
9/30/2008
10/31/2008
11/30/2008
12/31/2008
1/31/2009
2/28/2009
3/31/2009
4/30/2009
5/31/2009
6/30/2009
Class A with Sales Load
Class A without Sales Load
Class C
Merrill Lynch US Cash Pay High Yield Index

Average Annual Total Return

			Commencement of Operations (1)
		One Year	through June 30, 2009
Class A	Without sales charge	(8.42)%	(10.10)%
	With sales charge	(12.31)%	(13.55)%
Class C	Without contingent deferred sales charge	(9.19)%	(10.74)%
Merrill Lynch US Cash Pay High Yield Index		(3.63)%	(6.05)%

(1)

Catalyst High Income Fund Class A and Class C shares commenced operations on May 21, 2008.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.catalystmutualfunds.com or by calling 1-866-447-4228.

The above graph depicts the performance of the Catalyst High Income Fund versus the Merrill Lynch US Cash Pay High Yield Index.  The Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Merrill Lynch US Cash Pay High Yield Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Catalyst High Income Fund, which will not invest in certain securities comprising this index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2009 were as follows:
Catalyst High Income Fund Class A, gross of fee waivers or expense reimbursements	1.80%
Catalyst High Income Fund Class A, after waiver and reimbursement	1.50%
Catalyst High Income Fund Class C, gross of fee waivers or expense reimbursements	2.55%
Catalyst High Income Fund Class C, after waiver and reimbursement	2.25%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) at 1.20% for the Class A shares and 1.20% for Class C shares of the Catalyst High Income Fund’s average daily net assets through June 30, 2011.  Total Gross Operating Expenses (Annualized) during the fiscal year ended June 30, 2009 were 1.80% for Class A and 2.55% for Class C of the Catalyst High Income Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the fiscal year ended June 30, 2009.

August 18, 2009

Dear Fellow Shareholders,

The past year saw extremes in both directions: unprecedented downside in the last half of 2008 as a result of the liquidity crisis and one of the strongest upside markets in the first half of 2009 as mass liquidity was restored.

Toward the end of 2008, we used accumulated cash to go into shorter and more defensive positions on the high yield bonds.  On the stocks, we favored those with high dividends and a stock price that is undervalued. For bonds, our preference was on maturities under 2 years and companies with cash that could pay off bank debt that may be ahead of us in the case of default.  In the 2nd quarter of 2009, liquidity concerns were not as drastic as in prior months. In response, we relaxed our restrictions and began accepting longer maturities and more opportunistic positions in high yield, and adding stocks with dividends but also growth characteristics (i.e. GE and Banco Santander SA).

The Catalyst Total Return Income Fund’s total returns for the year ended 06/30/09 and for the period since inception (05/21/08) through 06/30/09 as compared to the S&P 500 Total Return Index(1) and the 50/50 blend of the Merrill Lynch U.S. Cash Pay High Yield Index and the S&P 500 Total Return Index (the “Combined Index”)(2) were as follows:

	Year Ended(3)	Since Inception 5/21/2008(3)
Class A without sales charge	(19.49)%	(24.86)%
Class A with sales charge	(22.91)%	(27.75)%
Class C without CDSC fee	(20.09)%	(25.44)%
Class C with CDSC fee	(20.09)%	(25.44)%
S&P 500 Total Return Index	(26.21)%	(29.29)%
Combined Index	(14.65)%	(17.54)%

Returns were widespread across many names for the fiscal year ending June 30, 2009. To mention a few sectors significant returns due to increases in market valuations came from high yield bonds in financials (i.e. GMAC, Istar, Ford Motor Credit) and some tech-type names (i.e. Amkor, Diodes, Nektar).  Trump was in default, incurring some unrealized losses and CapMark, while current, showed meaningful unrealized losses at year-end.  Stocks contributed dividends across the board, but most all are still below what we paid for them, as deep value/dividend paying stocks in general, were the hardest hit in late 2008.

Portfolio Breakdown by Industry & Credit Quality (unaudited)
(Equity Portion of Portfolio)

Industry	% of Portfolio	Industry	% of Portfolio

Banks	1.50%	REIT – Diversified	3.90%
Diversified Manufacturing	5.20%	REIT – Hotels	3.50%
Finance	1.30%	REIT – Mortgage	0.40%
Investment Companies	23.70%	REIT – Office Property	2.50%
Investment Management	6.00%	REIT – Single Tenant	6.80%
Oil Exploration & Production	2.70%	REIT – Storage	4.30%
Pharmaceuticals	7.10%	Transport – Marine	3.10%
Pipelines	23.10%	Transport Equipment & Leasing	2.60%
REIT – Healthcare	2.30%
		Total Equity Portion	100.00%
Percentages in the above tables are based on the Fund’s portfolio holdings as of June 30, 2009 and are subject to change.

	(Bond Portion of Portfolio)

Industry	% of Portfolio	S&P Rating	Count	% Bond Holdings

Consumer Discretionary	19.92%	BBB+	1	4.20%
Energy	7.58%	BBB	1	3.00%
Financials	25.04%	BBB-	2	5.30%
Industrials	12.87%	BB-	5	16.40%
Information & Technology	6.17%	B+	2	4.80%
Telecom Services	3.83%	B	2	6.40%
Utilities	18.06%	B-	3	10.20%
	93.47%	CCC+	6	17.10%
		CCC	3	13.40%
Cash	6.53%	CCC-	1	1.00%
		Not Rated	5	18.20%
Total Portfolio	100.00%			100.00%
Percentages in the above table are based on the Fund’s portfolio holdings, excluding accrued interest, as of June 30, 2009 and are subject to change.

Our maximum allocation to high yield versus stocks (70% to 30%) proved beneficial during this time period, certainly from a risk/reward basis. The SMH Capital Advisors approach of including some smaller high yield issues with sufficient asset coverage to pay off debt served us well in December 2008 and into 2009, but hindered us during the precarious times in the fall of 2008.  The Catalyst Total Return Income Fund was in the top of its Moderate Allocation Funds peer group, as ranked by Morningstar, with a calendar year to date (01/01/09 to 06/30/09) return of 20.10%.  The Fund was ranked 3rd overall out of a category average of 1,212 funds as of the period from 01/01/09 through 06/30/09.

This Fund is not meant to track an index as such.  It is designed to add excess returns over the performance of the S&P 500 Index benchmark, over a market cycle.  Thus, we often do not own certain industries (such as autos) and do own over allocations in longer-term sectors where we believe there are long-term opportunities, such as financials in 2009.  Our allocation of high yield bonds to stocks is based upon relative value and not upon market projections.  Thus, for most of the fiscal year ended June 30, 2009, we remained heavily allocated toward high yield in the portfolio.

Sincerely,

/s/ Jeff Cummer

/s/ Dwayne Moyers

Jeff Cummer

Dwayne Moyers

President & Sr. Portfolio Manager

Chief Investment Officer & Sr. Portfolio Manager

SMH Capital Advisors, Inc.

SMH Capital Advisors, Inc.

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

Past performance is not indicative of future results. SMH Capital Advisors, Inc., a Registered Investment Adviser, is a wholly owned subsidiary of Sanders Morris Harris Group.  Request Form ADV Part II, for a complete description of SMH Capital Advisors,Inc.’s management services.  Market and economic factors can change rapidly producing materially different returns.  No inference should be drawn that managed accounts will be profitable in the future or that the Investment Team will be able to achieve its objectives.  Investing involves risk, you may experience a profit or a loss.  Please be aware of the specific risks associated with investing high yield bonds, such as the issuer may not be able to meet its principal and interest obligations.  As such, your investments may lose value or you may lose the principal investment.

(1) The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Total Return Income Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

(2)The Combined Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the Merrill Lynch U.S. Cash Pay High Yield Index.  The Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Total Return Income Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index and the Merrill Lynch U.S. Cash Pay High Yield Index.

(3)The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month-end can be obtained by calling 1-866-447-4228.  There is a maximum sales load of 4.25% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase and Class C shares held less than one year after the date of purchase (excluding in each case, shares purchased with reinvested dividends and/or distributions).  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

CATALYST FUNDS                                                ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CATALYST TOTAL RETURN INCOME FUND, THE S&P 500 TOTAL RETURN INDEX AND THE COMBINED INDEX

Average Annual Total Return

			Commencement of Operations (1)
		One Year	through June 30, 2009
Class A	Without sales charge	(19.49)%	(24.86)%
	With sales charge	(22.91)%	(27.75)%
Class C	Without contingent deferred sales charge	(20.09)%	(25.44)%
S&P 500 Total Return Index		(26.21)%	(29.29)%
Combined Index (2)		(14.65)%	(17.54)%

(1)

Catalyst Total Return Income Fund Class A and Class C shares commenced operations on May 21, 2008.

(2)

The Combined Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the Merrill Lynch US Cash Pay High Yield Index.  The Catalyst Total Return Income Fund may, however, invest up to 70% of its total assets in stocks.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.catalystmutualfunds.com or by calling 1-866-447-4228.

The above graph depicts the performance of the Catalyst Total Return Income Fund versus the S&P 500 Total Return Index and the Combined Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The Merrill Lynch US Cash Pay High Yield

Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Combined Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Catalyst Total Return Income Fund, which will not invest in certain securities comprising these indices.

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2009 were as follows:
Catalyst Total Return Income Fund Class A, gross of fee waivers or expense reimbursements	1.80%
Catalyst Total Return Income Fund Class A, after waiver and reimbursement	1.60%
Catalyst Total Return Income Fund Class C, gross of fee waivers or expense reimbursements	2.55%
Catalyst Total Return Income Fund Class C, after waiver and reimbursement	2.35%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) at 1.30% for the Class A shares and 1.30% for the Class C shares of the Catalyst Total Return Income Fund’s average daily net assets through June 30, 2011.  Total Gross Operating Expenses (Annualized) during the fiscal year ended June 30, 2009 were 3.14% for Class A and 3.89% for Class C of the Catalyst Total Return Income Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the fiscal year ended June 30, 2009.

CATALYST FUNDS                                                                                    ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (01/01/09 for Class A and Class C shares of the Catalyst Value Fund, Catalyst High Income Fund and Catalyst Total Return Income Fund; and 03/27/09 for Class I shares of the Catalyst Value Fund) and held for the entire period through 06/30/09.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

	Beginning Account Value
	01/01/09 Class A & C	Annualized Expense	Ending Account	Expenses Paid
	03/27/09 Class I	Ratio For the Period	Value 06/30/09	During the Period
Catalyst Value Fund

Actual Fund Return (in parentheses)
Class A (+17.30%)	$ 1,000.00	1.59%	$ 1,173.00	$ 8.57[1]
Class C (+16.71%)	1,000.00	2.34%	1,167.10	12.57[1]
Class I (+21.74%)	1,000.00	1.30%	1,217.40	3.75[2]

Hypothetical 5% Return
Class A	1,000.00	1.59%	1,016.90	7.95[1]
Class C	1,000.00	2.34%	1,013.20	11.68[1]
Class I3	1,000.00	1.30%	1,018.35	6.51[1]

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/09	Ratio For the Period	Value 06/30/09	During the Period
Catalyst High Income Fund

Actual Fund Return (in parentheses)
Class A (+29.88%)	$ 1,000.00	1.45%	$ 1,298.80	$ 8.26[1]
Class C (+29.16%)	1,000.00	2.20%	1,291.60	12.50[1]

Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.60	7.25[1]
Class C	1,000.00	2.20%	1,013.90	10.99[1]

CATALYST FUNDS                                                                                    ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/09	Ratio For the Period	Value 06/30/09	During the Period
Catalyst Total Return Income Fund

Actual Fund Return (in parentheses)
Class A (+20.55%)	$ 1,000.00	1.55%	$ 1,205.50	$ 8.48[1]
Class C (+20.10%)	1,000.00	2.30%	1,201.00	12.55[1]

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.10	7.75[1]
Class C	1,000.00	2.30%	1,013.40	11.48[1]

1 Expenses are equal to the Funds’ annualized expense ratios of 1.59%, 2.34% and 1.30% for the Catalyst Value Fund Class A, Class C and Class I shares, respectively; 1.45% and 2.20% for the Catalyst High Income Fund Class A and Class C shares, respectively; and 1.55%  and 2.30% for the Catalyst Total Return Income Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

2 Expenses are equal to the Fund’s annualized expense ratio of 1.30% for Catalyst Value Fund Class I shares, multiplied by the average account value over the period, multiplied by 95/365 to reflect the period since inception (03/27/2009).

3The hypothetical example for Class I has been calculated assuming the fund’s Class I shares commenced operations on 01/01/09.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228.  Please read it carefully before you invest or send money.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2009		ANNUAL REPORT

COMMON STOCK - (94.14%)	Shares	Value

Biotechnology - (1.75%)
Martek Biosciences Corp.	6,700	$ 141,705

Commercial Services - (3.35%)
Hackett Group, Inc. *	62,352	145,280
PRG-Schultz International, Inc. *	46,664	125,993
		271,273

Cosmetics / Personal Care - (3.20%)
Bare Escentuals, Inc. *	29,224	259,217

Electrical Components & Equipment - (2.60%)
Graham Corp.	15,844	210,725

Electronics - (1.40%)
Orbotech Ltd. *	13,100	113,315

Energy - Alternate Sources - (1.45%)
GT Solar International, Inc. *	22,018	117,136

Healthcare Products & Services - (2.91%)
Orthofix International NV *	5,400	135,054
PSS World Medical, Inc. *	5,400	99,954
		235,008

Iron / Steel - (2.51%)
Mesabi Trust	18,265	202,741

Machinery - Diversified - (3.53%)
Chart Industries, Inc. *	15,690	285,244

Miscellaneous Manufacturing - (5.00%)
Hexcel Corp. *	42,400	404,072

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2009		ANNUAL REPORT

COMMON STOCK - (94.14%) (Continued)	Shares	Value

Office Furnishings - (2.22%)
Herman Miller, Inc.	11,723	$ 179,831

Oil & Gas - (16.22%)
Newfield Exploration Co. *	11,250	367,538
Tesco Corp. *	35,650	283,061
Vaalco Energy, Inc. *	26,446	111,866
XTO Energy, Inc.	14,403	549,330
		1,311,795

Pharmaceuticals - (16.54%)
BioScrip, Inc. *	112,500	666,000
Catalyst Health Solutions, Inc. *	14,500	361,630
QLT, Inc. - PFIC *	81,268	172,288
Questcor Pharmaceuticals, Inc. *	27,659	138,295
		1,338,213

Real Estate Investment Trusts - (4.03%)
General Growth Properties, Inc.	178,000	325,740

Semiconductors - (8.29%)
ATMI, Inc. *	20,800	323,024
AXT, Inc. *	59,000	81,420
O2Micro International Ltd. - ADR *	53,200	266,000
		670,444

Software - (13.46%)
Bottomline Technologies, Inc. *	38,500	346,885
Ebix, Inc. *	13,015	407,630
Phase Forward, Inc. *	22,100	333,931
		1,088,446

Telecommunications - (4.53%)
Globecomm Systems, Inc. *	24,000	172,560
Sierra Wireless, Inc. *	33,957	194,234
		366,794

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2009		ANNUAL REPORT

	Shares	Value
Transportation - (1.15%)
Pacer International, Inc.	41,568	$ 92,697

TOTAL COMMON STOCK (Cost $7,779,119)		7,614,396

PREFERRED STOCK - (2.44%)

Banks - (0.43%)
Bank of America Corp.	1,720	34,882

Insurance - (0.72%)
American International Group, Inc.	6,100	58,072

Savings & Loans - (1.29%)
Washington Mutual, Inc.	5,100	104,550

TOTAL PREFERRED STOCK (Cost $152,901)		197,504

SHORT-TERM INVESTMENTS - (3.39%)
Fidelity Institutional Money Market Fund Class I, 0.74% **	274,451	274,451
TOTAL SHORT-TERM INVESTMENTS - (Cost $274,451)		274,451

TOTAL INVESTMENTS (Cost $8,206,471) - 99.97%		$ 8,086,351

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.03%		2,003

NET ASSETS - 100.00%		$ 8,088,354

* Non-income producing security.
** Rate shown represents the rate at June 30, 2009, is subject to change and resets daily.
ADR American Depositary Receipt.
PFIC Passive Foreign Investment Company.

As of June 30, 2009, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Canada	8.03%
Cayman Islands	3.29%
Israel	1.40%
Netherlands	1.67%
United States	82.19%
Total Equity Holdings	96.58%
	Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of June 30, 2009. The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2009

CONVERTIBLE CORPORATE BONDS - (20.49%)	Principal	Value

Electrical Components & Equipment - (2.42%)
JA Solar Holdings Co., 4.50%, 05/15/2013	$ 1,060,000	$ 795,000

Healthcare - Products & Services- (7.34%)
Affymetrix, Inc., 3.50%, 01/15/2038	1,971,000	1,463,468
Nektar Therapeutics, 3.25%, 09/28/2012	1,297,000	953,295
		2,416,763
Real Estate Investment Trust - (2.90%)
Hospitality Properties Trust, 3.80%, 03/15/2027	1,143,000	952,976

Semiconductors - (4.96%)
Advanced Micro Devices, Inc., 6.00%, 05/01/2015	1,930,000	904,687
Diodes, Inc., 2.25%, 10/01/2026	840,000	728,700
		1,633,387
Telecommunications - (2.87%)
ADC Telecommunications, Inc., 1.5925%, 06/15/2013	1,290,000	943,313

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,829,796)		6,741,439

CORPORATE BONDS - (70.17%)

Auto Parts & Equipment - (0.32%)
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	342,000	106,020

Building Materials - (1.19%)
US Concrete, Inc., 8.375%, 04/01/2014	598,000	391,690

Commercial Services - (2.38%)
H&E Equipment Services, Inc., 8.375%, 07/15/2016	380,000	304,950
United Rentals North America, Inc., 6.50%, 02/15/2012	493,000	478,210
		783,160
Computers (2.41%)
Unisys Corp., 12.50%, 01/15/2016	1,343,000	792,370

Diversified Finanicial Services - (20.97%)
CIT Group, Inc., 4.75%, 12/15/2010	1,708,000	1,340,795
Ford Motor Credit Co. LLC, 7.00%, 10/01/2013	1,826,000	1,468,162
GMAC LLC, 7.25%, 03/02/2011	1,544,000	1,400,959
Icahn Enterprises Finance Corp., 7.125%, 02/15/2013	1,606,000	1,449,415
International Lease Finance Corp., 5.625%, 09/20/2013	1,639,000	1,238,196
		6,897,527
Energy - Alternate Sources - (0.58%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 **	561,000	190,740

Holding Companies - Diversified - (4.44%)
Capmark Financial Group, Inc., 7.875%, 05/10/2012	5,627,000	1,461,996

Home Builders - (0.23%)
M/I Homes, Inc., 6.875%, 04/01/2012	95,000	76,000

Leisure Time - (1.89%)
Royal Caribbean Cruises Ltd., 8.00%, 05/15/2010	623,000	623,000

Lodging - (9.62%)
Boyd Gaming Corp., 6.75%, 04/15/2014	599,000	485,190
Gaylord Entertainment Co., 8.00%, 11/15/2013	771,000	657,277
MGM Mirage, 6.625%, 07/15/2015	241,000	157,253
MGM Mirage, 7.625%, 01/15/2017	708,000	458,430
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 **	1,072,000	132,660
Wynn Las Vegas LLC, 6.625%, 12/01/2014	1,480,000	1,272,800
		3,163,610

CORPORATE BONDS - (70.17%) (continued)	Principal	Value

Miscellaneous Manufacturing - (2.81%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	$ 1,058,000	$ 923,105

Oil & Gas - (6.62%)
Brigham Exploration Co., 9.625%, 05/01/2014	908,000	621,980
Callon Petroleum Co., 9.75%, 12/08/2010	31,000	11,780
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	328,000	237,800
Dune Energy, Inc., 10.50%, 06/01/2012	2,071,000	1,056,210
United Refining Co., 10.50%, 08/15/2012	319,000	248,820
		2,176,590
Real Estate Investment Trust - (3.50%)
iStar Financial, Inc., 0.9825%, 03/09/2010 *	1,317,000	1,152,375

Semiconductors - (2.21%)
Amkor Technology, Inc., 9.25%, 06/01/2016	785,000	727,106

Transportation - (2.60%)
PHI, Inc., 7.125%, 04/15/2013	960,000	854,400

Telecommunications - (8.40%)
Cricket Communications, Inc., 9.375%, 11/01/2014	968,000	953,480
Level 3 Financing, Inc., 9.25%, 11/01/2014	1,194,000	979,080
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	838,000	832,763
		2,765,323

TOTAL CORPORATE BONDS (Cost $23,971,279)		23,085,012

SHORT-TERM INVESTMENTS - (7.83%)
Fidelity Institutional Money Market Fund Class I, 0.74% ***	2,574,086	2,574,086
TOTAL SHORT-TERM INVESTMENTS - (Cost $2,574,086)		2,574,086

TOTAL INVESTMENTS (Cost $32,375,161) - 98.49%		$ 32,400,537

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.51%		497,592

NET ASSETS - 100.00%		$ 32,898,129

* Rate shown represents the rate at June 30, 2009, is subject to change and resets quarterly.
** Represents issuer in default on interest payment; non-income producing security.
*** Rate shown represents the rate at June 30, 2009, is subject to change and resets daily. The accompanying notes are an integral part of these financial statements.

	CATALYST FUNDS
	TOTAL RETURN INCOME FUND
	SCHEDULE OF INVESTMENTS

	June 30, 2009

COMMON STOCK - (24.80%)		Shares	Value

	Banks - (0.56%)
	Bank of America Corp.	1,900	$ 25,080

	Diversified Financial Services - (2.44%)
	AllianceBernstein Holding LP	1,400	28,126
	Blackstone Group LP	4,500	47,430
	Citigroup, Inc.	4,500	13,365
	Fortress Investment Group LLC, Class A	6,100	20,862
			109,783
	Investment Companies - (6.60%)
	American Capital Ltd.	4,600	14,766
	Apollo Investment Corp.	5,200	31,200
	Ares Capital Corp.	18,500	149,110
	Kohlberg Capital Corp.	7,500	47,400
	Prospect Capital Corp.	5,900	54,280
			296,756
	Miscellaneous Manufacturing - (0.78%)
	General Electric Co.	3,000	35,160

	Oil & Gas - (0.61%)
	BreitBurn Energy Partners LP	3,600	27,648

	Pharmaceuticals - (1.53%)
	Pfizer, Inc.	4,600	69,000

	Pipelines - (5.12%)
	Boardwalk Pipeline Partners LP	3,400	76,772
	Buckeye Partners LP	1,800	77,094
	TC Pipelines LP	2,200	76,538
			230,404
	Real Estate Investment Trust - (5.89%)
	Arbor Realty Trust, Inc.	4,600	8,050
	BioMed Realty Trust, Inc.	3,300	33,759
	Entertainment Properties Trust	1,600	32,960
	Hospitality Properties Trust	2,100	24,969
	iStar Financial, Inc.	3,400	9,656
	Medical Properties Trust, Inc.	5,600	33,992
	National Retail Properties, Inc.	3,800	65,930
	Sovran Self Storage, Inc.	1,900	46,740
	Strategic Hotels & Resorts, Inc.	8,000	8,880
			264,936
	Transportation - (0.45%)
	Seaspan Corp.	3,300	20,295

	Trucking & Leasing - (0.82%)
	Aircastle Ltd. - PFIC	5,000	36,750

	TOTAL COMMON STOCK (Cost $2,333,585)		1,115,812

	INVESTMENT COMPANIES - (3.04%)

	Financial Select Sector SPDR Fund	9,500	113,715
	Highland Credit Strategies Fund	4,706	23,104

	TOTAL INVESTMENT COMPANIES (Cost $190,499)		136,819

	CONVERTIBLE CORPORATE BONDS - (15.50%)	Principal	Value

	Electrical Components & Equipment - (3.10%)
	JA Solar Holdings Co, 4.50%, 05/15/2013	$ 186,000	$ 139,500

	Healthcare - Products & Services- (4.78%)
	Affymetrix Inc., 3.50%, 01/15/2038	179,000	132,908
	Nektar Therapeutics, 3.25%, 09/28/2012	112,000	82,320
			215,228
	Real Estate Investment Trust - (1.85%)
	Hospitality Properties Trust, 3.80%, 03/15/2027	100,000	83,375

	Semiconductors - (4.48%)
	Advanced Micro Devices, Inc., 6.00%, 05/01/2015	202,000	94,687
	Diodes Inc., 2.25%, 10/01/2026	123,000	106,702
			201,389
	Telecommunications - (1.29%)
	ADC Telecommunications, Inc., 1.5925%, 06/15/2013	79,000	57,769

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $564,258)		697,261

	CORPORATE BONDS - (49.18%)

	Auto Parts & Equipment - (0.59%)
	American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	86,000	26,660

	Building Materials - (1.54%)
	US Concrete, Inc., 8.375%, 04/01/2014	106,000	69,430

	Commercial Services - (4.15%)
	H&E Equipment Services, Inc., 8.375%, 07/15/2016	90,000	72,225
	United Rentals North America, Inc., 6.50%, 02/15/2012	118,000	114,460
			186,685
	Diversified Finanicial Services - (13.37%)
	CIT Group, Inc., 4.75%, 12/15/2010	156,000	122,461
	Ford Motor Credit Co. LLC, 7.00%, 10/01/2013	193,000	155,178
	GMAC LLC, 7.25%, 03/02/2011	186,000	168,768
	Icahn Enterprises Finance Corp., 7.125%, 02/15/2013	44,000	39,710
	International Lease Finance Corp., 5.625%, 09/20/2013	153,000	115,585
			601,702
	Energy - Alternate Sources - (1.07%)
	Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 **	142,000	48,280

	Holding Companies - Diversified - (2.80%)
	Capmark Financial Group, Inc., 7.875%, 05/10/2012	484,000	125,752

	Home Builders - (0.77%)
	M/I Homes, Inc., 6.875%, 04/01/2012	43,000	34,400

	Lodging - (6.70%)
	Boyd Gaming Corp., 6.75%, 04/15/2014	100,000	81,000
	MGM Mirage, 6.625%, 07/15/2015	93,000	60,682
	MGM Mirage, 7.625%, 01/15/2017	24,000	15,540
	Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015**	281,000	34,774
	Wynn Las Vegas LLC, 6.625%, 12/01/2014	127,000	109,220
			301,216
	Miscellaneous Manufacturing - (1.84%)
	American Railcar Industries, Inc., 7.50%, 03/01/2014	95,000	82,888

	CORPORATE BONDS - (49.18%) (continued)	Principal	Value

	Oil & Gas - (5.17%)
	Brigham Exploration Co., 9.625%, 05/01/2014	$ 134,000	$ 91,790
	Clayton Williams Energy, Inc., 7.75%, 08/01/2013	69,000	50,025
	Dune Energy, Inc., 10.50%, 06/01/2012	178,000	90,780
			232,595
	Real Estate Investment Trust - (2.31%)
	iStar Financial, Inc., 0.9825%, 03/09/2010 *	119,000	104,125

	Telecommunications - (6.89%)
	Cricket Communications, Inc., 9.375%, 11/01/2014	129,000	127,065
	Level 3 Financing, Inc., 9.25%, 11/01/2014	143,000	117,260
	MetroPCS Wireless, Inc., 9.25%, 11/01/2014	66,000	65,588
			309,913
	Transportation - (1.98%)
	PHI Inc., 7.125%, 04/15/2013	100,000	89,000

	TOTAL CORPORATE BONDS (Cost $2,656,530)		2,212,646

	SHORT-TERM INVESTMENTS - (4.54%)
	Fidelity Institutional Money Market Fund Class I, 0.74% ***	204,408	204,408
	TOTAL SHORT-TERM INVESTMENTS - (Cost $204,408)		204,408

	TOTAL INVESTMENTS (Cost $5,949,280) - 97.06%		$ 4,366,946

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.94%		132,118

	NET ASSETS - 100.00%		$ 4,499,064

*	Rate shown represents the rate at June 30, 2009, is subject to change and resets quarterly.
**	Represents issuer in default on interest payment; non-income producing security.
***	Rate shown represents the rate at June 30, 2009, is subject to change and resets daily.
PFIC	Passive Foreign Investment Company

As of June 30, 2009, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

	Country of Issuer	Percentage

	Cayman Islands	3.10%
	Hong Kong	0.45%
	United States	88.97%
	Total Debt and Equity Holdings	92.52%
		Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of June 30, 2009. The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - June 30, 2009

			Catalyst
	Catalyst	Catalyst	Total Return
	Value Fund	High Income Fund	Income Fund
Assets:
Investments in securities, at value	$ 8,086,351	$ 32,400,537	$ 4,366,946
Cash	7,659	-	-
Receivables:
Fund shares sold	-	61,512	110,000
Dividends	2,375	-	10,173
Interest	166	633,856	58,592
Due from Manager	746	-	-
Prepaid expenses	16,962	17,080	8,102
Total assets	8,114,259	33,112,985	4,553,813

Liabilities:
Payables:
Distributions payable	-	151,301	28,644
Fund shares redeemed	-	1,747	-
Distribution fees	4,264	18,580	3,433
Due to Manager	-	21,414	4,086
Due to administrator	1,597	4,466	1,333
Other liabilities and accrued expenses	20,044	17,348	17,253
Total liabilities	25,905	214,856	54,749
Net Assets	$ 8,088,354	$ 32,898,129	$ 4,499,064

Net Assets consist of:
Paid-in capital	$ 24,006,016	$ 32,638,727	$ 6,061,794
Undistributed net investment income (loss)	20,899	2	630
Accumulated net realized capital gain (loss)	(15,818,441)	234,024	18,974
Net unrealized appreciation (depreciation) on investments	(120,120)	25,376	(1,582,334)

Total Net Assets	$ 8,088,354	$ 32,898,129	$ 4,499,064

Investments in securities, at cost	$ 8,206,471	$ 32,375,161	$ 5,949,280

Class A shares:
Net Assets	$ 6,971,226	$ 24,966,452	$ 1,197,746
Shares of beneficial interest outstanding (1)	779,312	3,996,080	231,244
Net Asset Value price per share	$ 8.95	$ 6.25	$ 5.18

Maximum offering price per share (3)	$ 9.50	$ 6.53	$ 5.41
Minimum Redemption price per share (2)	$ 8.86	$ 6.19	$ 5.13

Class C shares:
Net Assets	$ 27,593	$ 7,931,677	$ 3,301,318
Shares of beneficial interest outstanding (1)	3,137	1,268,420	637,373
Net Asset Value and offering price per share	$ 8.80	$ 6.25	$ 5.18

Minimum Redemption price per share (4)	$ 8.71	$ 6.19	$ 5.13

Class I shares:
Net Assets	$ 1,089,535
Shares of beneficial interest outstanding (1)	121,648
Net Asset Value and offering price per share	$ 8.96
		$ -

(1) Unlimited number of shares of beneficial interest authorized.

(2) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3) There is a maximum front-end sales charge (load) of 5.75%,  4.25% and 4.25% imposed on purchases of Class A shares of the Value Fund, High Income Fund and Total Return Income Fund, respectively.

(4) A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
STATEMENTS OF OPERATIONS

			Catalyst
	Catalyst	Catalyst	Total Return
	Value Fund	High Income Fund	Income Fund

	For the	For the	For the
	Year Ended	Year Ended	Year Ended
	June 30, 2009	June 30, 2009	June 30, 2009

Investment income:
Dividends (net of foreign taxes withheld)	$ 59,859	$ -	$ 115,692
Interest	4,995	2,497,590	310,880
Total investment income	64,854	2,497,590	426,572

Expenses:
Management fees (Note 4)	33,860	163,605	35,261
Distribution and/or service (12b-1) fees - Class A	5,964	29,472	1,645
Distribution and/or service (12b-1) fees - Class C	153	45,714	28,681
Accounting and transfer agent fees and expenses	17,703	31,826	15,570
Audit fees	12,000	14,000	14,000
Legal fees	10,993	3,535	3,535
Registration fees	13,100	20,451	12,580
Compliance officer compensation	7,000	7,000	7,000
Custody fees	4,709	5,101	4,075
Miscellaneous	2,321	2,943	2,894
Pricing fees	1,893	3,569	4,676
Trustee fees	1,219	1,243	1,243
Printing fees	855	516	458
Insurance fees	1,689	578	578
Total expenses	113,459	329,553	132,196
Less: fees waived and expenses absorbed (Note 4)	(69,504)	(58,099)	(56,043)
Net expenses	43,955	271,454	76,153

Net investment income	20,899	2,226,136	350,419

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	(2,462,361)	234,018	31,422
Net change in unrealized appreciation (depreciation) on investments	3,824,300	351,279	(1,176,860)
Net realized and unrealized gain (loss) on investments	1,361,939	585,297	(1,145,438)

Net increase (decrease) in net assets resulting from operations	$ 1,382,838	$ 2,811,433	$ (795,019)

Foreign taxes withheld	$ 191	$ -	$ -

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst Value Fund

	For the	For the
	Year Ended	Year Ended
	June 30, 2009	June 30, 2008

Increase (decrease) in Net Assets
Operations:
Net investment income (loss)	$ 20,899	$ (19,834)
Net realized loss on investments	(2,462,361)	(136,533)
Net change in unrealized appreciation (depreciation)
on investments	3,824,300	(396,001)
Net increase (decrease) in net assets resulting from operations	1,382,838	(552,368)

Distributions to shareholders from:
Net investment income - Class A	-	(69,671)
Net investment income - Class C	-	(87)
Total distributions to shareholders	-	(69,758)

Increase (decrease) in net assets from Fund share
transactions (Note 2)	(1,557,976)	174,207

Increase in net assets from acquisition of the
Roanoke Small-Cap Growth Fund (Note 7)	7,209,347	-

Total increase (decrease) in net assets	7,034,209	(447,919)

Net Assets:
Beginning of year	1,054,145	1,502,064
End of year	$ 8,088,354	$ 1,054,145
Accumulated undistributed net investment income	$ 20,899	$ -

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst High Income Fund

	For the	For the
	Year Ended	Period Ended
	June 30, 2009	June 30, 2008 (1)

Increase in Net Assets
Operations:
Net investment income	$ 2,226,136	$ 28,562
Net realized gain on investments	234,018	6
Net change in unrealized appreciation (depreciation)
on investments	351,279	(325,903)
Net increase (decrease) in net assets resulting from operations	2,811,433	(297,335)

Distributions to shareholders from:
Net investment income - Class A	(1,641,023)	(24,864)
Net investment income - Class C	(585,178)	(3,631)
Total distributions to shareholders	(2,226,201)	(28,495)

Increase in net assets from Fund share
transactions (Note 2)	21,220,045	11,418,682

Total increase in net assets	21,805,277	11,092,852

Net Assets:
Beginning of period	11,092,852	-
End of period	$ 32,898,129	$ 11,092,852
Accumulated undistributed net investment income	$ 2	$ 67

(1) The Catalyst High Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst Total Return Income Fund

	For the	For the
	Year Ended	Period Ended
	June 30, 2009	June 30, 2008 (1)

Increase in Net Assets
Operations:
Net investment income	$ 350,419	$ 24,382
Net realized gain on investments	31,422	1,200
Net change in unrealized depreciation
on investments	(1,176,860)	(405,474)
Net decrease in net assets resulting from operations	(795,019)	(379,892)

Distributions to shareholders from:
Net investment income - Class A	(73,549)	(3,894)
Net investment income - Class C	(276,240)	(20,488)
Net realized capital gains - Class A	(2,676)	-
Net realized capital gains - Class C	(10,972)	-
Total distributions to shareholders	(363,437)	(24,382)

Increase in net assets from Fund share
transactions (Note 2)	2,030,431	4,031,363

Total increase in net assets	871,975	3,627,089

Net Assets:
Beginning of period	3,627,089	-
End of period	$ 4,499,064	$ 3,627,089
Accumulated undistributed net investment income	$ 630	$ -

(1) The Catalyst Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class A

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2009	June 30, 2008	June 30, 2007 (1)

Net Asset Value, Beginning of Period	$ 8.10	$ 12.73	$ 10.00

Investment Operations:
Net investment income (loss) (a)	0.07	(0.15)	0.86
Net realized and unrealized gain (loss) on
investments	0.78	(3.96)	1.87
Total from investment operations	0.85	(4.11)	2.73

Distributions from:
Net investment income	-	(0.52)	-
Total from distributions	-	(0.52)	-

Net Asset Value, End of Period	$ 8.95	$ 8.10	$ 12.73

Total Return (b)	10.49%	(33.03)%	27.30%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 6,971	$ 1,044	$ 1,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.39%	6.18%	11.53%	(c)
After fees waived and expenses absorbed	1.66%	1.95%	1.93%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.85)%	(5.67)%	(1.69)%	(c)
After fees waived and expenses absorbed	0.88%	(1.44)%	7.91%	(c)

Portfolio turnover rate	168.92%	80.46%	28.12%

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) Annualized.

(d) Aggregate total return, not annualized.

(1) The Catalyst Value Fund Class A shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class C

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2009	June 30, 2008	June 30, 2007 (1)

Net Asset Value, Beginning of Period	$ 8.05	$ 12.64	$ 10.00

Investment Operations:
Net investment income (loss) (a)	0.11	(0.19)	0.93
Net realized and unrealized gain (loss) on
investments	0.64	(3.96)	1.71
Total from investment operations	0.75	(4.15)	2.64

Distributions from:
Net investment income	-	(0.44)	-
Total from distributions	-	(0.44)	-

Net Asset Value, End of Period	$ 8.80	$ 8.05	$ 12.64

Total Return (b)	9.32%	(33.52)%	26.40%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 28	$ 10	$ 47

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.87%	6.93%	15.99%	(c)
After fees waived and expenses absorbed	2.53%	2.70%	2.68%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.95)%	(6.05)%	(4.98)%	(c)
After fees waived and expenses absorbed	1.39%	(1.82)%	8.34%	(c)

Portfolio turnover rate	168.92%	80.46%	28.12%

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) Annualized.

(d) Aggregate total return, not annualized.

(1) The Catalyst Value Fund Class C shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period

	Catalyst Value Fund

	Class I

	For the
	Period Ended
	June 30, 2009 (1)

Net Asset Value, Beginning of Period	$ 7.36

Investment Operations:
Net investment income (a)	0.00
Net realized and unrealized gain on
investments	1.60
Total from investment operations	1.60

Distributions from:
Net investment income	-
Total from distributions	-

Net Asset Value, End of Period	$ 8.96

Total Return (b)	21.74%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,090

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.48%	(c)
After fees waived and expenses absorbed	1.30%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.25)%	(c)
After fees waived and expenses absorbed	(0.07)%	(c)

Portfolio turnover rate	168.92%

(a) Net investment income per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) Annualized.

(d) Aggregate total return, not annualized.

(1) The Catalyst Value Fund Class I shares commenced operations on March 27, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst High Income Fund

	Class A

	For the		For the
	Year Ended		Period Ended
	June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$ 7.74		$ 8.00

Investment Operations:
Net investment income	0.72		0.02	(a)
Net realized and unrealized loss on
investments	(1.49)	(e)	(0.26)
Total from investment operations	(0.77)		(0.24)

Distributions from:
Net investment income	(0.72)		(0.02)
Total from distributions	(0.72)		(0.02)

Net Asset Value, End of Period	$ 6.25		$ 7.74

Total Return (b)	(8.42)%		(2.98)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 24,966		$ 9,049

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.80%		3.43%	(c)
After fees waived and expenses absorbed	1.45%		1.45%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	13.51%		2.36%	(c)
After fees waived and expenses absorbed	13.86%		4.35%	(c)

Portfolio turnover rate	24.39%		0.07%

(a) Net investment income per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) Annualized.

(d) Aggregate total return, not annualized.

(e) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the year ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst High Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst High Income Fund

	Class C

	For the		For the
	Year Ended		Period Ended
	June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$ 7.75		$ 8.00

Investment Operations:
Net investment income	0.69		0.02	(a)
Net realized and unrealized loss on
investments	(1.51)	(e)	(0.25)
Total from investment operations	(0.82)		(0.23)

Distributions from:
Net investment income	(0.68)		(0.02)
Total from distributions	(0.68)		(0.02)

Net Asset Value, End of Period	$ 6.25		$ 7.75

Total Return (b)	(9.19)%		(2.93)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 7,932		$ 2,044

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.55%		4.18%	(c)
After fees waived and expenses absorbed	2.20%		2.20%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	12.60%		0.93%	(c)
After fees waived and expenses absorbed	12.95%		2.92%	(c)

Portfolio turnover rate	24.39%		0.07%

(a) Net investment income per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) Annualized.

(d) Aggregate total return, not annualized.

(e) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the year ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst High Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Total Return Income Fund

	Class A

	For the	For the
	Year Ended	Period Ended
	June 30, 2009	June 30, 2008 (1)

Net Asset Value, Beginning of Period	$ 7.18	$ 8.00

Investment Operations:
Net investment income	0.50	0.05	(a)
Net realized and unrealized loss on
investments	(1.96)	(0.82)
Total from investment operations	(1.46)	(0.77)

Distributions from:
Net investment income	(0.52)	(0.05)
Net realized capital gain	(0.02)	-
Total from distributions	(0.54)	(0.05)

Net Asset Value, End of Period	$ 5.18	$ 7.18

Total Return (b)	(19.49)%	(9.57)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,198	$ 519

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.14%	5.04%	(c)
After fees waived and expenses absorbed	1.55%	1.55%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	9.22%	4.17%	(c)
After fees waived and expenses absorbed	10.81%	7.66%	(c)

Portfolio turnover rate	8.43%	0.00%

(a) Net investment income per share is based on average shares outstanding.

(b)Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) Annualized.

(d) Aggregate total return, not annualized.

(1) The Catalyst Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Total Return Income Fund

	Class C

	For the	For the
	Year Ended	Period Ended
	June 30, 2009	June 30, 2008 (1)

Net Asset Value, Beginning of Period	$ 7.18	$ 8.00

Investment Operations:
Net investment income	0.48	0.05	(a)
Net realized and unrealized loss on
investments	(1.98)	(0.82)
Total from investment operations	(1.50)	(0.77)

Distributions from:
Net investment income	(0.48)	(0.05)
Net realized capital gain	(0.02)	-
Total from distributions	(0.50)	(0.05)

Net Asset Value, End of Period	$ 5.18	$ 7.18

Total Return (b)	(20.09)%	(9.66)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,301	$ 3,108

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.89%	5.79%	(c)
After fees waived and expenses absorbed	2.30%	2.30%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	8.16%	2.47%	(c)
After fees waived and expenses absorbed	9.75%	5.96%	(c)

Portfolio turnover rate	8.43%	0.00%

(a) Net investment income per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) Annualized.

(d) Aggregate total return, not annualized.

(1) The Catalyst Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                    ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of eight series.  These financial statements include the following three series:  Catalyst Value Fund, Catalyst High Income Fund and Catalyst Total Return Income Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as non-diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment advisor is Catalyst Capital Advisers, LLC (the "Manager" or "CCA").

Catalyst Value Fund ("Value Fund") Class A and Class C became effective with the Securities and Exchange Commission ("SEC") on July 14, 2006 and commenced operations on July 31, 2006.  Value Fund Class I became effective with the SEC and commenced operations on March 27, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst High Income Fund ("High Income Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide a high level of current income.  The High Income Fund’s investment sub-advisor is SMH Capital Advisors, Inc. (the "Sub-Advisor" or "SMH").

Catalyst Total Return Income Fund ("Total Return Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide total return, including current income and capital appreciation.  The Total Return Fund’s investment sub-advisor is SMH.

  The High Income Fund and Total Return Fund each offer two classes of shares, Class A and Class C.  The Value Fund offers three classes of shares, Class A, Class C and Class I.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when the Trustees believe such prices reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                    ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ investments as of June 30, 2009:

		High Income	Total Return
Level	Value Fund	Fund	Income Fund
Level 1
Common Stock	$ 7,614,396	$ -	$ 1,115,812
Preferred Stock	197,504	-	-
Investment Companies	-	-	136,819
Total Level 1	$ 7,811,900	$ -	$ 1,252,631

Level 2
Convertible Corporate Bonds	$ -	$ 6,741,439	$ 697,261
Corporate Bonds	-	23,085,012	2,212,646
Short-Term Investments	274,451	2,574,086	204,408
Total Level 2	$ 274,451	$ 32,400,537	$ 3,114,315

Level 3	$ -	$ -	$ -

Total Investments	$ 8,086,351	$ 32,400,537	$ 4,366,946

During the year ended June 30, 2009, no securities were fair valued.

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Funds’ approach to valuing financial assets.

b)

Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.

As of and during the year ended June 30, 2009, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of June 30, 2009, the Funds did not incur any interest or penalties.  As required by FIN 48, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2007, June 30, 2008 and June 30, 2009 for the Value Fund; tax years ended June 30, 2008 and June 30, 2009 for the High Income and Total Return Funds) and has concluded that no provision for income tax is required in these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                    ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

c)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

e)

Multiple Class Allocations— Income, expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

At June 30, 2009, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of capital stock for the Funds were as follows:

	Value Fund
				Net
	Sold	Redeemed	Reinvested	Increase (Decrease)
For the year ended:
June 30, 2009
Class A
Shares……………………………	74,672	(175,628)	-	(100,956)
Value…………………………….	$ 588,674	$ (1,332,372)	$ -	$ (743,698)
Class C
Shares……………………………	2,065	(140)	-	1,925
Value…………………………….	$ 15,200	$ (966)	$ -	$ 14,234
Class I
Shares……………………………	665	(107,509)	-	(106,844)
Value…………………………….	$ 5,493	$ (834,005)	$ -	$ (828,512)

For the year ended:
June 30, 2008
Class A
Shares……………………………	28,470	(20,773)	6,951	14,648
Value…………………………….	$ 346,657	$ (213,575)	$ 69,369	$ 202,451
Class C
Shares……………………………	1,003	(3,481)	9	(2,469)
Value…………………………….	$ 10,000	$ (38,331)	$ 87	$ (28,244)

CATALYST FUNDS NOTES TO FINANCIAL STATEMENTS June 30, 2009 ANNUAL REPORT (2) CAPITAL SHARE TRANSACTIONS (continued)
	High Income Fund
				Net
	Sold	Redeemed	Reinvested	Increase
For the year ended:
June 30, 2009
Class A
Shares……………………………	3,495,601	(830,080)	162,200	2,827,721
Value…………………………….	$ 19,744,482	$ (5,571,792)	$ 919,771	$ 15,092,461
Class C
Shares……………………………	1,003,587	(64,181)	65,267	1,004,673
Value…………………………….	$ 6,104,242	$ (342,276)	$ 365,618	$ 6,127,584

For the period ended:
June 30, 2008
Class A
Shares……………………………	1,192,305	(25,431)	1,485	1,168,359
Value…………………………….	$ 9,507,625	$ (202,170)	$ 11,490	$ 9,316,945

Class C
Shares……………………………	268,933	(5,353)	167	263,747
Value…………………………….	$ 2,141,928	$ (41,487)	$ 1,296	$ 2,101,737

	Total Return Fund
				Net
	Sold	Redeemed	Reinvested	Increase
For the year ended:
June 30, 2009
Class A
Shares……………………………	194,248	(48,368)	13,133	159,013
Value…………………………….	$ 1,026,502	$ (227,011)	$ 63,143	$ 862,634
Class C
Shares……………………………	239,732	(53,882)	18,640	204,490
Value…………………………….	$ 1,330,777	$ (252,146)	$ 89,166	$ 1,167,797

For the period ended:
June 30, 2008
Class A
Shares……………………………	71,689	-	542	72,231
Value…………………………….	$ 563,900	$ -	$ 3,894	$ 567,794
Class C
Shares……………………………	432,107	-	776	432,883
Value…………………………….	$ 3,458,000	$ -	$ 5,569	$ 3,463,569

(3)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2009, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Value Fund	$ 4,716,040	$ 6,397,576
High Income Fund	23,791,932	3,586,325
Total Return Fund	1,994,152	276,319

There were no government securities purchased or sold during the period.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                    ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Catalyst Capital Advisors LLC (the "Manager" or "CCA") acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ respective investment policies and restrictions.  The investment sub-advisors are responsible for the day-to-day management of the Funds’ portfolios.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the Value Fund and 1.00% of each of the High Income Fund and the Total Return Fund, such fees to be computed daily based upon daily average net assets of the Funds.  For the year ended June 30, 2009, management fees of $33,860, $163,605 and $35,261 were incurred by the Value Fund, High Income Fund and Total Return Fund, respectively, before the waiver and reimbursement described below, with $21,414 and $4,086 remaining payable at June 30, 2009 for the High Income Fund and Total Return Fund, respectively.  As of June 30, 2009, $746 was due from the Manager for the Value Fund.

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan; and extraordinary expenses) at 1.95% for Class A and Class C of the Value Fund's average daily net assets through June 30, 2010; at 1.20% for Class A and Class C of the High Income Fund’s average daily net assets through June 30, 2011; at 1.30% for Class A and Class C of the Total Return Fund’s average daily net assets through June 30, 2011.  Effective March 27, 2009, pursuant to the Merger Agreement (Note 7), the Expense Limitation Agreement for the Value Fund was revised to maintain total annual operating expenses at 1.30% for Class A, 1.30% for Class C and 1.30% for Class I through June 30, 2010.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year ended June 30, 2009, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees waived	Reimbursed
Value Fund	$ 32,426	$ 37,078
High Income Fund	58,099	-
Total Return Fund	35,261	20,782

As of June 30, 2009, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

	June 30,
Fund	2010	2011	2012
Value Fund	$ 70,782	$ 58,304	$ 69,504
High Income Fund	-	14,135	58,099
Total Return Fund	-	13,886	56,043

 A Trustee of the Trust is the managing member of the Manager.

The Trust has entered into Investment Company Services Agreements (the "Services Agreements") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Value Fund, High Income Fund and Total Return Fund pay the greater of $9,000 per year or an annualized fee equal to 0.15% of average net assets up to $60 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Funds, plus out-of-pocket expenses.  For the year ended June 30, 2009, service fees including out-of-pocket expenses of $17,703, $31,826, and $15,570 were incurred for the Value Fund, High Income Fund, and Total Return Fund, respectively, with $1,014, $3,883, and $750 remaining payable at June 30, 2009 for the Value Fund, High Income Fund and Total Return Fund, respectively.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $7,000 per year base fee per series.  For the year ended June 30, 2009, Matrix earned compliance fees of $7,000, $7,000, and $7,000 for the Value Fund, High Income Fund and Total Return Fund, respectively, with $583, $583, and $583 remaining payable at June 30, 2009 for the Value Fund, High Income Fund and Total Return Fund, respectively.

Matrix also acts as Distributor of the Funds’ shares.  For the year ended June 30, 2009, Matrix received no commissions from the sale of Class A shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Value Fund’s portfolio investments.  For those services, Matrix received $22,965 of brokerage commissions for the year ended June 30, 2009.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                    ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Certain officers of the Funds are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

CCA has informed the Trust that for the year ended June 30, 2009, it received contingent deferred sales charges from certain redemptions of the Funds’ Class C shares of $7,669.  The respective shareholders pay such charges, which are not an expense of the Funds.

CCA has informed the Trust that for the year ended June 30, 2009, it received underwriter concessions from certain sales of the Funds’ Class A shares of $25,648.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2009 for each Fund were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Value	$ 8,228,558	$ 1,580,207	$ (1,722,414)	$ (142,207)
High Income	32,390,036	2,629,555	(2,619,054)	10,501
Total Return	5,944,115	241,078	(1,818,247)	(1,557,169)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the High Income Fund, differing book/tax treatments of unrealized appreciation on investments in Passive Foreign Investment Companies ("PFIC’s") for the Value Fund, and pass through income and loss on limited partnership investments for the Total Return Fund.

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed	Undistributed		Post-October	Total
	Appreciation	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Fund	(Depreciation)	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
Value	$ (142,207)	$ 42,986	$ -	$ (13,739,443)	$ (2,078,998)	$ (15,917,662)
High Income	10,501	248,632	269	-	-	259,402
Total Return	(1,577,169)	24,260	3,106	-	(12,927)	(1,562,730)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of PFIC mark to market income, flow through income and deferred passive losses from limited partnerships, short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales.  Following the March 27, 2009 acquisition by the Value Fund of the Roanoke Small-Cap Growth Fund, the Value Fund acquired all capital loss carryforwards available to the Roanoke Small-Cap Growth Fund.  In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward.  Of the capital losses subject to Section 382, the Fund may only utilize $51,421 in a given year.  In addition, $624,773 in capital loss carryforwards expired as of June 30, 2009 and $116,991 of the capital losses subject to the section 382 limit are in excess of cumulative limit and therefore will never be utilized.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  To the extent loss carryforwards are used to offset future capital gains, it is possible that the amount, which is offset, will not be distributed to shareholders.  The Funds elected to defer net capital losses as indicated in the chart below.

As of June 30, 2009, the capital loss carryforwards for the Funds were as follows:

	Capital Loss Carryovers Expiring							Post-October Losses

Fund	2010	2011	2012	2015	2016	2017	Total*	Deferred	Utilized
Value	$ 9,361,824	$1,873,061	$764,051	$3,936	$1,422,234	$314,337	$13,739,443	$2,078,998	$47,965

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                    ANNUAL REPORT

(5)

TAX MATTERS (continued)

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

In accordance with the accounting pronouncements, the Value Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.  These reclassifications were primarily attributable to expiring capital loss carryforwards for the Value Fund.  As of June 30, 2009, the Value Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Capital Paid
	Accumulated	Accumulated	in on Shares
	Net Investment	Net Realized	of Beneficial
Fund	Income	Gain (Loss)	Interest
Value Fund	$ -	$ 741,764	$ (741,764)

The tax character of dividends and distributions paid during the fiscal periods of 2009 and 2008 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2009	2008	2009	2008
Value Fund	$ -	$ 69,758	$ -	$ -
High Income Fund	2,226,201	28,495	-	-
Total Return Fund	357,813	24,382	5,624	-

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2009, the companies that held more than 25% of the voting securities of the Value Fund and Total Return Fund, and may be deemed to control each respective Fund, are as follows:

(7)

ACQUISITION OF ROANOKE SMALL-CAP GROWTH FUND

Effective as of the close of business on March 27, 2009, pursuant to an Agreement and Plan of Reorganization (the "Reorganization") the Value Fund received all the assets and liabilities of the Roanoke Small-Cap Growth Fund (the "Transferring Fund").  Class R shares of the Transferring Fund were exchanged for Class A shares of the Value Fund, and Class I shares of the Transferring Fund were exchanged for Class I shares of the Value Fund.  266,372 Class R shares of the Transferring Fund, valued at $20.75, were exchanged for 751,286 Class A shares of the Value Fund, valued at $7.36.  Each Class R share of the Transferring Fund was exchanged for 2.8204 Class A shares of the Value Fund.  126,825 Class I shares of the Transferring Fund, valued at $13.26, were exchanged for 228,492 Class I shares of the Value Fund, valued at $7.36.  Each Class I share of the Transferring Fund was exchanged for 1.8016 Class I shares of the Value Fund.  The Transferring Fund’s net assets on the date of the reorganization of $7,209,347, including ($3,662,384) of unrealized depreciation and ($13,952,848) of capital loss carryforwards, were combined with those of the Value Fund.  The combined assets immediately after the acquisition amounted to $8,145,891 for 1,107,124 shares outstanding.  The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Value Fund reflected the historical basis of the assets of the Transferring Fund as of the date of the Reorganization.  The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America.

(8)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through August 27, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                    ANNUAL REPORT

(9)

RECENT ACCOUNTING PRONOUNCEMENT

In June 2009, FASB issued FASB Statement No. 168, “The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” ("SFAS 168").  On the effective date of this standard, FASB Accounting Standards Codification™ ("Codification") will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Catalyst Funds and the Shareholders

of the Catalyst Value Fund, Catalyst High Income Fund and Catalyst Total Return Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Catalyst Value Fund, a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from July 31, 2006 (commencement of operations) to June 30, 2007.  We have also audited the accompanying statements of asset and liabilities, including the schedules of investments, of the Catalyst High Income Fund and Catalyst Total Return Income Fund, each a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2009,  and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from May 21, 2008 (commencement of operations) to June 30, 2008.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Catalyst Value Fund, Catalyst High Income Fund and Catalyst Total Return Income Fund as of June 30, 2009, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

August 27, 2009

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the fiscal year ended June 30, 2009, the following dividends and distributions per share were paid by the Funds:

	Ordinary Income	Long-Term Capital Gains
Catalyst High Income Fund Class A	0.722900	-
Catalyst High Income Fund Class C	0.681367	-
Catalyst Total Return Income Fund Class A	0.518576	0.018811
Catalyst Total Return Income Fund Class C	0.479972	0.018811

Please note that, for the taxable year ended June 30, 2009, the respective percentages of ordinary income distributions paid by the Funds which consist of qualified dividend income for individuals are as follows:

	Distribution Period	Percentage
Catalyst High Income Fund	June, 2009	0.00%
Catalyst Total Return Fund	June, 2009	11.89%

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

PLAN OF REORGANIZATION AND TERMINATION

A special meeting of the Board of Trustees was held on December 19, 2008 to consider and approve an Agreement and Plan of Reorganization and Termination ("Reorganization Plan") under which the Roanoke Small-Cap Growth Fund ("Transferring Fund")  would transfer all of its assets and liabilities, on a class equivalent basis, to the Catalyst Value Fund ("Value Fund").  The Board of Trustees of the Trust, on behalf of the Value Fund, unanimously approved the Reorganization Plan, subject to approval by the Transferring Fund’s shareholders in order to become effective.

On March 27, 2009 a special meeting of shareholders was held to consider and approve the Reorganization Plan, between the Transferring Fund and the Value Fund, and the transactions contemplated thereby, including (a) the transfer of all the assets of the Transferring Fund to, and the assumption of all the liabilities of the Transferring Fund, by the Value Fund in exchange for Class A and Class I shares of the Value Fund; (b) the distribution of Class A and Class I shares pro rata to shareholders of Class R and Class I shares of the Transferring Fund, respectively; and (c) the termination of the Transferring Fund.  Approval of the proposal required a separate vote by shareholders of the Transferring Fund.  Approval required the affirmative vote of “a majority of the outstanding voting securities” of the Transferring Fund as that term is defined under the 1940 act.  This means the affirmative vote of the lesser of (a) 67% or more of the shares of the Transferring Fund present at the meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting or (b) more than 50% of the outstanding shares of the Transferring Fund.

At the Special Meeting of Shareholders, the Reorganization Plan was approved by the Shareholders of the Transferring Fund with voting results as follows:

Fund	For	Against	Abstain
Roanoke Small-Cap Growth Fund	198,590	8,114	5,057

Upon approval by the shareholders, the Transferring Fund’s existing investment adviser, Roanoke Asset Management Corp, was replaced by Catalyst Capital Advisors LLC.

RENEWAL OF MANAGEMENT AGREEMENT FOR VALUE FUND, HIGH INCOME FUND AND TOTAL RETURN INCOME FUND

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously approved the proposed Advisory Agreement between the Trust, on behalf of the Catalyst Value Fund, Catalyst High Income Fund and the Catalyst Total Return Income Fund (collectively, the “Funds”), and Catalyst Capital Advisors, LLC (the “Adviser”) at a meeting of the Board of Trustees held on May 26, 2009.

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed a report prepared by the Adviser setting forth, and the Adviser’s responses to, a series of questions regarding, among other things, the investment performance of the Funds since inception, the Adviser’s services to the Funds, comparative fee and expense information and the Adviser’s profitability from managing the Funds.  The Trustees noted that the Adviser is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees did note, however, that the Adviser receives the benefit of 12b-1 fees.

As to the nature, extent and quality of the services provided by the Adviser to the Funds, the Trustees reviewed the Adviser’s Form ADV, Parts I and II, which provided an overview of the services provided by the Adviser, as well as information on the corporate structure, officers, owners and compliance record of the Adviser.  The Board considered that, under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to provide to the Funds such investment advice as the Adviser in its discretion deems advisable and furnishes or arranges to furnish a continuous investment program for the Funds consistent with their respective investment objectives and policies.  The Adviser determines the securities to be purchased for the Funds, the portfolio securities to be held or sold by the Funds and the portion of the Funds’ assets to be held uninvested, subject always to each Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Adviser also furnishes any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Adviser deems to be desirable.  The Adviser also will advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.

The Trustees noted that the Adviser pays the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members or stockholders of the Adviser will make available, without expense to the Funds, the services of the Adviser’s employees as may duly be elected trustees or officers of the Trust (other than the Trust’s Chief Compliance Officer).  The Adviser pays all advertising, promotion and other distribution expenses incurred in connection with each Fund’s shares to the extent such expenses are not permitted to be paid by the Funds under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Adviser had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of a Fund’s investment policies and limitations, as well as federal securities laws.

The Trustees considered the scope of the services provided by the Adviser and noted that the Adviser is responsible for maintaining and monitoring its compliance program and the compliance program for the Funds.  The Trustees considered the investment experience of the portfolio manager to the Value Fund, as well as the quality of the administrative services provided by the Adviser.  They discussed with Trust’s president his supervisory activities with respect to the SMH Funds.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Funds under the Management Agreement.

As to the Funds’ performance, the Board referred to the letter from the Adviser, which contained Value Fund’s returns as of March 31, 2009 for the 1-month, 3-month, year-to-date, 12-month and since inception periods and the SMH Funds returns as of the same date for the 1-month, 3-month, year-to-date and since inception periods.  The Value Fund’s portfolio manager then joined the call to discuss the Value Fund’s performance.  In particular, he discussed the Adviser’s investment model for the Value Fund indicating that while he had strong expectations for the Fund’s performance, small cap value funds may not perform as well over the short term.  The Value Fund’s portfolio manager indicated that the Value Fund would soon have a three-year track record and indicated his belief that the Fund could earn a 5-star rating with MorningStar.  The Trustees noted that the Value Fund’s performance exceeded that of the S&P 500 and the Russell 2000 for the 3-month, year-to-date, 12-month and since inception periods. As a result, the Board concluded that the Value Fund’s performance was consistent with their expectations.

With respect to the High Income Fund, The Trustees noted that while the Fund’s returns had lagged those of the Merrill Lynch U.S. Cash Pay High Yield Index for the since inception, year-to-date and 3-month periods ended March 31, 2009, the Fund’s short-term performance was improving and the Fund had outperformed the Index for the 1-month period ended on the same date.  They also discussed the fact that both SMH Funds had a relatively short period of operations on which to judge the Adviser’s performance.  As a result, the Board concluded that the High Income Fund’s performance was acceptable.

The Trustees then discussed the performance of the Total Return Income Fund. They noted that while the Fund’s returns lagged those of the S&P 500 Index, the Merrill Lynch U.S. Cash Pay High Yield Index and the combined index representing a 50/50 blend of the S&P 500 and the Merrill Lynch Index since inception, the Fund’s short-term performance was improving.  The Trustees also noted that although the Total Return Income Fund had not outperformed each of the S&P 500 Index, the High Yield Index and the combined index for the 1-month, 3-month, or year-to-date periods ending March 31, 2009, the Fund’s returns had either surpassed or been in line with at least one of the benchmarks for each of those periods.  Based on their considerations of the comparative performance data presented and their discussions regarding current market conditions and their impact on the Total Return Income Fund, the Trustees concluded that the Fund’s performance was acceptable.

As to the costs of the services to be provided and the profits to be realized by the Adviser, the Trustees reviewed the Adviser’s analysis of its profitability and its financial condition, and noted that the Adviser is participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Value Fund and compared that fee to management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Value Fund with the expense ratios of the funds in the peer group.  The information reflected that while the Fund’s contractual management fee of 1.25% was slightly above range for the peer group, the Fund’s total expense ratio was lower than the average expense ratio of the peer group.  The Trustees concluded that the Value Fund’s management fees were acceptable in light of the quality of services the Fund receives from the Adviser and the level of fees paid by funds in the peer group.

The Board then compared the management fees paid by the High Income Fund to the management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the High Income Fund with the expense ratios of the funds in the peer group.  The information reflected that the Fund’s contractual management fee of 1.00% was lower than the average management fee paid by funds in the peer group and that the Fund’s total expense ratio was above the average expense ratio of the peer group but within the range of total expenses.  Following discussion, the Trustees concluded that the High Income Fund’s management fees were acceptable in light of the quality of services the Fund receives from the Adviser and the level of fees paid by funds in the peer group.

Next, the Trustees considered the management fees paid by the Total Return Income Fund as compared to the management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Total Return Income Fund with the expense ratios of the funds in the peer group.  The information reflected that the Fund’s contractual management fee of 1.00% was within the range for the peer group, while the Fund’s total expense ratio was above the average expense ratio of the peer group but only slightly higher than the range of total expenses.  The Trustees concluded that the Total Return Income Fund’s management fees were acceptable in light of the quality of services the Fund receives from the Adviser and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with the Funds, and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Funds had not yet reached asset levels where the Adviser could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and the Adviser is in the best interests of each of the Funds and their respective shareholders.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-888-944-4367.

Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 42	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	8	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 60	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	8	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Age: 69	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	8

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation., Heat Systems Incorporated., Alcide Corporation., Adelphi Research Corporation., Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Age: 47	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006	8	None
Christopher Anci 420 Lexington Avenue Suite 601 New York, NY10170 Age: 41	President	Indefinite/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst High Income Fund and Catalyst Total Return Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age: 62	Secretary, Treasurer, and Chief Compliance Officer (CCO)	One Year/ Secretary since 2006; Treasurer since 2006; CCO since 2007

Senior V.P. of Matrix Capital Group, Inc. since 2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004.

				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid $750 per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2009. The Trust has no retirement or pension plans.

Name of Trustee [1]	Aggregate Compensation From the Catalyst Value Fund [2]	Aggregate Compensation From the Catalyst High Income Fund [2]	Aggregate Compensation From the Catalyst Total Return Income Fund [2]	Total Compensation From the Catalyst Funds [2]
Independent Trustees
Tobais Caldwell	$448	$448	$448	$1,344
Tiberiu Weisz	$365	$365	$365	$1,095
Bert Pariser	$365	$365	$365	$1,095
Independent Trustees
Jerry Szilagyi	None	None	None	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the eight portfolios of the Trust.

2 Figures are for the fiscal year ended June 30, 2009.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Catalyst Capital Advisors, LLC

5 Abbington Drive

Lloyd Harbor, NY  11743

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ANNUAL REPORT

Listed Private Equity Plus Fund

June 30, 2009

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

June 30, 2009

Dear Fellow Shareholders,

As we close the first half of 2009, we are beginning to see the reasons for optimism that we discussed in our Semi-Annual Report materialize. Governments around the world have spent at unprecedented levels to boost economic activity, to support the financial and credit markets and save major companies from liquidation. As these programs continue to evolve, Private Equity is poised to benefit globally.

Private Equity is an asset class that has historically provided investors returns that have far outpaced traditional market portfolios.  The primary reason for Private Equity’s superior long-term returns is the ability for Private Equity investors to exploit inefficiencies in the marketplace, make acquisitions at distressed prices and improve operational competitiveness of portfolio holdings. Historically, recessions have been a particularly opportunistic periods for Private Equity as many firms struggle to survive and tend to be more open to potential strategic partnerships or an outright acquisition by Private Equity investors.

Yet, despite this optimism, Private Equity is just now beginning to rebound from the combined effects of the global credit and economic crisis. During the period, the Fund trailed the broadly diversified global MSCI World Index. The securities most adversely affected over the past eighteen months have been those that rely heavily on well-functioning credit markets on a day-to-day basis, including Listed Private Equity securities. The MSCI World Index includes securities from all sectors including those less reliant on credit supply. Total returns for the Listed Private Equity Plus Fund (the “Fund”) and its benchmarks during the twelve month period ended June 30, 2009 and during the period since inception (July 2, 2007 for Class A shares and July 5, 2007 for Class C shares) through June 30, 2009 were as follows:

	One Year(1)	Since Inception 7/2/07 for Class A(1) 7/5/07 for Class C(1)
Class A without sales charge	(45.77)%	(39.08)%
Class A with sales charge	(48.89)%	(40.86)%
Class A with CDSC fee	(45.77)%	(39.08)%
Class C	(46.13) %	(39.82)%
Class C with CDSC fee	(46.13)%	(39.82)%
MSCI World Index(2)	(29.25)%	(20.63)%
S&P Listed Private Equity Index(2)	(43.88)%	(38.23)%

Although Private Equity firms will continue to feel the adverse effects of reduced valuations associated with many of the investments they made at the height of the market in 2006-2007 for some time, they expect to be able to secure strong returns on anticipated investments made during the current global economic downturn.

Many Private Equity firms are already beginning to venture out in search of new deals. While many so-called “experts” were proclaiming, and maybe even celebrating, their demise, Private Equity firms have been quietly bulking up their war chests and readying themselves for a new wave of deals. By some measures they're stronger than ever. Globally, Private Equity firms are sitting on a record $1 trillion with which to make new purchases, according to research firm Preqin. "They are showing up at the party with a wheelbarrow full of cash," says Donna Hitscherich, a professor at the Private Equity program at Columbia University’s Business School.

Slowly and deliberately, firms are mobilizing their forces to exploit huge opportunities being created by the recession. The evolution in the past several years of listed Private Equity firms such as Kohlberg, Kravis, Roberts (“KKR”), Blackstone, and boutiques investment banks such as Lazard, Greenhill and Evercore is impressive. The label “buyout shop” is no longer an accurate description of KKR and Blackstone, and the term “investment bank” has been largely redefined amid the current crisis. These firms are now at the forefront of the creation of multi-disciplined investment management, capital markets and advisory firms.

For example, the 33-year-old KKR, and much younger competitors Blackstone, Greenhill and Evercore have moved well beyond their origins, adding infrastructure investment, mezzanine financing, real estate and distressed securities equities platforms, as well as capital markets advisory and securities underwriting businesses.

Private Equity's surprising resurgence is a study in managing through a downturn. With markets and businesses spiraling downward all around them, buyout firms calmly made their case to big investors that they were still worthy stewards of capital. U.S. corporate pensions are assuming their private equity holdings will return 10.1% a year over the next five years, according to research firm Greenwich Associates. The nation's largest pension fund, California Public Employees' Retirement System, (“CalPERS”) has boosted its target for Private Equity holdings in its portfolio by four percentage points to 14%. "We're strongly committed to Private Equity, which helps diversify the portfolios of long-term investors," says CalPERS' spokesman Clark McKinley.

As of June 30, 2009, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

United States	31.27%	Bermuda	5.40%
Great Britain	13.51%	Germany	3.95%
Sweden	7.56%	Canada	3.91%
Switzerland	6.47%	Belgium	3.29%
France	6.10%	Israel	1.78%
Japan	5.80%	Hong Kong	0.93%
Guernsey	5.50%

The percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of June 30, 2009.

Perhaps the clearest signal that things are looking up for Private Equity is the news that KKR has finalized its plans to go public. The IPO is due to take place in October, through a reverse merger of the holding company into its European unit KKR Private Equity Investors, LP (“KPE”).  By this method, KKR becomes listed in Amsterdam in advance of transferring its listing in roughly a year to the NYSE.  KKR wants its public equity as a “currency” for rewarding and retaining additional partners and for new acquisitions (perhaps of other Private Equity firms or financial companies). That means it sees opportunities in today’s market environment. Given KKR’s plans, it will be no surprise if IPO plans are soon revived by Carlyle Group, Apollo Management and perhaps other leading firms.

For all its recent difficulties Private Equity possesses many positive attributes. Future deals will likely be mostly financed with equity rather than debt, which means that Private Equity groups will need to improve the fundamentals of the businesses they buy rather than just profiting from financial engineering strategies. The first area to see an increase is likely to be “roll-ups”, in which firms already backed by Private Equity will consolidate fragmented industries by buying small competitors from their troubled owners. Investor, the largest holding company in Sweden and the Nordic region, has already announced growth plans that include this strategy as a key element.

For the big Private Equity firms like Blackstone, the greatest opportunity may come in diversifying. Blackstone has already raised money to invest in distressed securities and infrastructure development. It also has a fast growing global advisory business aimed at assisting companies in distress, and is said to see an opportunity in helping firms raise capital. With the investment-banking industry a shadow of its former self, the future of the newly public KKR, along with Blackstone and maybe others, will be to become increasingly like, and competitive with, Goldman Sachs.

Given its important place in the Private Equity sector, the following is worth repeating from our last Report to Shareholders:

In commenting on the state of the Private Equity industry, during the World Economic Forum in Davos, Switzerland in January 2009, Stephen Schwarzman, Co-Founder of the Blackstone Group stated that the current environment has created a “once in a generation opportunity” for Private Equity.  He foresees acquisitions being done at 4 to 5 times EBITDA versus twice that ratio during the height of the market. Given these metrics, Mr. Schwarzman sees profits of 2 to 3 times the original investment over a five-year horizon on anticipated deals.

We thank our growing family of shareholders for their commitment to the Listed Private Equity Plus Fund and look forward to a rewarding year ahead.

Cordially,

Steven R. Samson              Luke J. Aucoin                             George W. Denninghoff

President & Chief              Chief Operating Officer                Chief Financial Officer

Investment Strategist         and Portfolio Manager                  & Chief Compliance Officer

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  To obtain a prospectus or other information about the Fund, please visit www.vrmfunds.com or call 1-877-477-7373.  Please read the prospectus carefully before investing.

 (1) The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be found on our website at www.vrmfunds.com or by calling 1-877-477-7373.  There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A and Class C shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

(2) Since inception return assumes as inception date of July 2, 2007.  The MSCI World Index is a capitalization-weighted index that monitors the performance of stocks from around the world.  The S&P Listed Private Equity Index by Standard & Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements.  The Index is designed to provide tradable exposure to the leading publicly-listed companies in the private equity space.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  The Listed Private Equity Plus Fund may or may not purchase the types of securities represented by the MSCI World Index or S&P Listed Private Equity Index.

CATALYST FUNDS                                                ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE LISTED PRIVATE EQUITY PLUS FUND AND THE S&P LISTED PRIVATE EQUITY INDEX

Average Annual Total Return

			Commencement of Operations (1)
		One Year	through June 30, 2009
Class A	Without sales charge	(45.77)%	(39.08)%
	With sales charge	(48.89)%	(40.86)%
	With contingent deferred sales charge	(45.77)%	(39.08)%
Class C	Without contingent deferred sales charge	(46.13)%	(39.82)%
	With contingent deferred sales charge	(46.13)%	(39.82)%
S&P Listed Private Equity Index (2)		(43.88)%	(38.23)%

(1)

The Listed Private Equity Plus Fund Class A and Class C shares commenced operations on July 2, 2007 and July 5, 2007, respectively.

(2)

Commencement of Operations return assumes a commencement date of July 2, 2007.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data to the most recent month-end can found on our website at www.vrmfunds.com or by calling 1-877-477-7373.

The above graph depicts the performance of the Listed Private Equity Plus Fund versus the S&P Listed Private Equity Index.  The S&P Listed Private Equity Index by Standard and Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements and is designed to provide tradable exposure to the leading publicly listed companies in the private equity space.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P Listed Private Equity Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Listed Private Equity Plus Fund, which will not invest in certain securities comprising this index.

CATALYST FUNDS

      ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 1/1/09 through 6/30/09.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 1/1/09 through 6/30/09
Actual Fund Return (in parentheses)	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A (+18.06%)	$ 1,000.00	$ 1,180.60	$ 10.76
Listed Private Equity Plus Fund Class C (+17.74%)	1,000.00	1,177.40	14.79
Hypothetical 5% Fund Return	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A	$ 1,000.00	$ 1,014.93	$ 9.94
Listed Private Equity Plus Fund Class C	1,000.00	1,011.21	13.66

*Expenses are equal to the Fund’s annualized expense ratios of 1.99% and 2.74% for the Listed Private Equity Plus Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Per a new expense limitation agreement effective July 1, 2009, the expense limitations are increased to 2.24% and 2.99% for the Fund’s Class A and Class C shares, respectively.  Please see Notes to Financial Statements (Note 4) section of this report for disclosure regarding the expense limitation agreement.

CATALYST FUNDS

      ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

The following table shows what returns and expenses would have been had the Fund’s new annualized expense ratio, effective July 1, 2009, of 2.24% and 2.99% for the Class A and Class C shares, respectively, been in effect during the period shown.  The higher expense ratio reflects an increase in the expense limitation agreement, which was effective as of July 1, 2009.

Expenses and Value of a $1,000 Investment for the period from 1/1/09 through 6/30/09
Actual Fund Return (in parentheses)	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A (+18.06%)	$ 1,000.00	$ 1,180.60	$ 12.11
Listed Private Equity Plus Fund Class C (+17.74%)	1,000.00	1,177.40	16.14
Hypothetical 5% Fund Return	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A	$ 1,000.00	$ 1,013.69	$ 11.18
Listed Private Equity Plus Fund Class C	1,000.00	1,009.97	14.90

*Expenses are equal to the Fund’s annualized expense ratios of 2.24% and 2.99% for the Listed Private Equity Plus Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period based on the new expense limitation agreement effective July 1, 2009.  Please see Notes to Financial Statements (Note 4) section of this report for disclosure regarding the expense limitation agreement.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-477-7373.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus supplement dated July 20, 2009 were as follows:
Listed Private Equity Plus Fund Class A, gross of fee waivers or expense reimbursements	13.76%
Listed Private Equity Plus Fund Class A, after waiver and reimbursement	2.25%
Listed Private Equity Plus Fund Class C, gross of fee waivers or expense reimbursements	14.53%
Listed Private Equity Plus Fund Class C, after waiver and reimbursement	3.00%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.24% for Class A shares and 2.99% for Class C shares through October 31, 2010.  Total Gross Operating Expenses during the year ended June 30, 2009 for Class A shares and Class C shares were 9.73% and 10.46%, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended June 30, 2009.

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2009		ANNUAL REPORT

	Shares	Value
COMMON STOCK (95.47%)

BELGIUM (3.29%)
Gimv NV	2,575	$ 128,532

BERMUDA (5.40%)
Brookfield Infrastructure Partners, LP	7,625	94,016
Lazard Ltd.	4,335	116,698
		210,714

CANADA (3.91%)
Onex Corp.	8,865	152,424

FRANCE (6.10%)
Altamir Amboise	35,750	126,387
Eurazeo	2,685	111,497
		237,884

GERMANY (3.95%)
Deutsche Beteiligungs AG	9,000	154,038

GREAT BRITAIN (13.51%)
3i Group Plc.	34,285	136,502
Charlemagne Capital Ltd.	404,125	99,730
Electra Private Equity Plc. *	6,550	101,295
Graphite Enterprise Trust Plc.	19,168	87,983
Intermediate Capital Group Plc.	12,750	101,473
		526,983

GUERNSEY (5.50%)
KKR Private Equity Investors, LP *	35,750	214,500

HONG KONG (0.93%)
China Merchants China Direct Investments Ltd. *	20,000	36,387

ISRAEL (1.78%)
Africa Israel Investments Ltd.	2,500	42,619
Israel Corp. Ltd.	50	26,843
		69,462
JAPAN (5.80%)
JAFCO Co. Ltd.	3,050	102,912
Japan Asia Investment Co. Ltd. *	150,300	123,274
		226,186

SWEDEN (7.56%)
Investor AB - B Shares	11,975	184,713
Ratos AB - B Shares	5,460	110,406
		295,119

SWITZERLAND (6.47%)
Partners Group Holding AG	2,600	252,246

COMMON STOCK (95.47%) (continued)

UNITED STATES (31.27%)
Apollo Investment Corp.	23,800	$ 142,800
BlackRock Kelso Capital Corp.	19,700	122,731
Blackstone Group, LP	23,100	243,474
Evercore Partners, Inc.	5,190	101,932
Fifth Street Finance Corp.	10,425	104,667
Fortress Investment Group LLC	36,200	123,804
Greenhill & Co., Inc.	1,570	113,370
Leucadia National Corp.	4,305	90,792
MVC Capital, Inc.	9,622	81,402
SVB Financial Group *	3,490	94,998
		1,219,970

TOTAL COMMON STOCK (Cost $3,669,784)		3,724,445

SHORT TERM INVESTMENTS (7.10%)
Fidelity Institutional Money Market Fund Class I, 0.74% **	276,841	276,841
TOTAL SHORT TERM INVESTMENTS (Cost $276,841)		276,841

TOTAL INVESTMENTS (Cost $3,946,625) - 102.57%		$ 4,001,286

LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (2.57%)		(100,105)

NET ASSETS - 100%		$ 3,901,181

* Non-income producing security.
** Rate shown represents the rate at June 30, 2009, is subject to change and resets daily.

The industry breakdown of the Fund's common stock as of June 30, 2009 as a percentage of total net assets is as follows:

Industry Category	Percentage

Banks	2.43%
Closed-end Funds	4.85%
Diversified Financial Services	13.14%
Diversified Holding Companies	2.33%
Electric	2.41%
Investment Banking & Brokerage Services	11.68%
Investment Companies	29.12%
Investment Management & Advisory Services	8.64%
Real Estate	1.09%
Venture Capital	19.78%
Total Common Stock	95.47%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2009

Listed Private Equity Plus Fund
Assets:
Investments, at market (cost: $3,946,625)	$ 4,001,286
Receivables:
Investments sold	45,513
Dividends	17,572
Interest	211
Capital shares sold	61,500
Due from Manager	2,518
Prepaid expenses	7,767
Total assets	4,136,367

Liabilities:
Payables:
Investments purchased	180,433
Capital shares redeemed	35,485
Distribution and/or Shareholder Service (12b-1) fees	1,349
Due to Administrator	2,669
Other liabilities and accrued expenses	15,250
Total liabilities	235,186
Net Assets	$3,901,181

Net Assets consist of:
Paid-in capital	$4,361,323
Accumulated undistributed net investment income	14,000
Accumulated net realized loss on investments and foreign currency	(528,635)
Net unrealized appreciation on investments and foreign
currency translations	54,493

Total Net Assets (Unlimited shares of beneficial interest authorized)	$3,901,181

Class A shares:
Net Assets applicable to 1,035,603 shares outstanding	$3,791,919
Net Asset Value per share	$3.66

Minimum redemption price per share Class A (1)	$3.55

Maximum offering price per share Class A (2)	$3.88

Class C shares:
Net Assets applicable to 29,922 shares outstanding	$109,262
Net Asset Value and offering price per share	$3.65

Minimum redemption price per share Class C (3)	$3.54

(1)

The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(2) A maximum sales charge of 5.75% is imposed on Class A shares.
(3)

The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF OPERATIONS

Listed Private Equity Plus Fund

For the year ended
June 30, 2009

Investment income:
Dividends (net of $4,373 foreign tax withheld)	$31,831
Interest	908
Total investment income	32,739

Expenses:
Management fees	11,687
Distribution and/or Shareholder Service (12b-1) fees - Class A	2,177
Distribution and/or Shareholder Service (12b-1) fees - Class C	643
Compliance officer compensation	18,000
Accounting and transfer agent fees and expenses	13,035
Audit fees	13,000
Legal fees	7,607
Registration fees	8,192
Pricing fees	3,714
Custody fees	8,394
Miscellaneous	1,881
Insurance fees	1,682
Trustees' fees	1,436
Total expenses	91,448
Less: fees waived and expenses absorbed	(72,361)
Net expenses	19,087

Net investment income	13,652

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized loss on:
Investments and foreign currency transactions	(461,132)
Net change in unrealized appreciation (depreciation) on investments and
foreign currency translations	213,925
(247,207)

Net decrease in net assets resulting from operations	$(233,555)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Listed Private Equity Plus Fund

	For the year ended	For the period ended
	June 30, 2009	June 30, 2008 *

Increase in Net Assets
Operations:
Net investment income	$13,652	$6,811
Net realized loss on investments and foreign currency transactions	(461,132)	(67,155)
Net change in unrealized appreciation (depreciation) on investments and
foreign currency translations	213,925	(159,432)
Net decrease in net assets resulting from operations	(233,555)	(219,776)

Distributions to shareholders from:
Net investment income - Class A	(5,728)	(813)
Net investment income - Class C	(148)	(122)
Total distributions	(5,876)	(935)

Increase in net assets from Capital share
transactions (Note 2)	3,265,566	1,095,757

Total increase in net assets	3,026,135	875,046

Net Assets:
Beginning of period	875,046	-
End of period	$3,901,181	$875,046

Accumulated undistributed net investment income	$14,000	$5,876

* The Listed Private Equity Plus Fund commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class A

	For the Year		For the Period
	Ended		Ended
	June 30, 2009		June 30, 2008 *

Net Asset Value, Beginning of Period	$6.85		$10.00

Investment Operations:
Net investment income (a)	0.06		0.10
Net realized and unrealized loss on
investments and foreign currency transactions	(3.21)		(3.24)
Total from investment operations	(3.15)		(3.14)

Distributions from:
Net investment income	(0.04)		(0.01)
Total from distributions	(0.04)		(0.01)

Paid in capital from redemption fees	-	(b)	-

Net Asset Value, End of Period	$3.66		$6.85

Total Return (c)	(45.77)%		(31.39)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$3,792		$746

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.73%		13.75%	(e)
After fees waived and expenses absorbed	1.99%		1.99%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.04)%		(10.55)%	(e)
After fees waived and expenses absorbed	1.70%		1.21%	(e)

Portfolio turnover rate	101.45%		36.43%

(a) Net investment income per share is based on average shares outstanding.

(b) Redemption fees resulted in less than $0.01 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(d) Aggregate total return, not annualized.

(e) Annualized.

* The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class C

	For the Year		For the Period
	Ended		Ended
	June 30, 2009		June 30, 2008 *

Net Asset Value, Beginning of Period	$6.80		$10.06

Investment Operations:
Net investment income (loss)(a)	(0.05)		0.07
Net realized and unrealized loss on
investments and foreign currency transactions	(3.09)		(3.32)
Total from investment operations	(3.14)		(3.25)

Distributions from:
Net investment income	(0.01)		(0.01)
Total from distributions	(0.01)		(0.01)

Paid in capital from redemption fees	-	(b)	-

Net Asset Value, End of Period	$3.65		$6.80

Total Return (c)	(46.13)%		(32.32)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$109		$129

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.46%		14.52%	(e)
After fees waived and expenses absorbed	2.74%		2.74%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(8.93)%		(10.83)%	(e)
After fees waived and expenses absorbed	(1.21)%		0.95%	(e)

Portfolio turnover rate	101.45%		36.43%

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Redemption fees resulted in less than $0.01 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(d) Aggregate total return, not annualized.

(e) Annualized.

* The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Listed Private Equity Plus Fund (the "Fund") is one of eight series of the Trust.  The Fund is registered as a non-diversified series of the Trust.  The Fund has two classes of shares authorized, Class A, which commenced operations on July 2, 2007 and Class C, which commenced operations on July 5, 2007.  Each class differs as to sales and redemption charges, and ongoing fees.  The Fund’s investment objective is to achieve long-term capital appreciation.  The investment advisor to the Fund is Vista Research and Management, LLC (the "Manager").

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.  No securities were valued using fair values as determined by the Manager at June 30, 2009.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") on July 1, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

	Investments in:	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Listed Private Equity Plus Fund	Common Stock	$ 4,001,286	$ 3,724,445	$ –	$ –
	Short-Term Investments	–	–	276,841	–
	Total	$ 4,001,286	$ 3,724,445	$ 276,841	–

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Fund’s approach to valuing financial assets.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.

As of and during the year ended June 30, 2009, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of June 30, 2009, the Fund did not incur any interest or penalties.  As required by FIN 48, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2008 and June 30, 2009) and has concluded that no provision for income tax is required in these financial statements.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations – Income, expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Redemption Fees and Sales Charges (Loads) - The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.75% is imposed on Class A shares.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares within one year following such investments.  The respective shareholders pay such CDSC charges, which are not an expense of the Fund.  For the year ended June 30, 2009, there were redemption fees of $3 paid to the Fund and CDSC fees of $68 paid to the Manager.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the year ended June 30, 2009 were as follows:

Transactions in shares of capital stock for the period from July 2, 2007 (commencement of operations) for the Listed Private Equity Plus Fund Class A shares and for the period from July 5, 2007 (commencement of operations) for the Listed Private Equity Plus Fund Class C shares to June 30, 2008 were as follows:

(3)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for the Listed Private Equity Plus Fund were as follows:

Purchases	Sales
$4,119,178	$1,009,549

There were no government securities purchased or sold during the year.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund.  The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement.  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the year ended June 30, 2009, the Fund incurred $11,687 of management fees, before the waiver and reimbursement described below, with $2,518 remaining due from the Manager at June 30, 2009.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.99% for Class A and 2.74% for Class C of the Listed Private Equity Plus Fund's average daily net assets through June 30, 2009.  Effective July 1, 2009, the expense limits were increased to 2.24% and 2.99% for Class A and Class C, respectively, through October 31, 2010.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the year ended June 30, 2009, the Manager waived management fees of $11,687 and reimbursed $60,674 of Fund expenses with $2,518 remaining due from the Manager at June 30, 2009.

As of June 30, 2009, the Manager, subject to the terms of the Expense Limitation Agreement, may recapture the following waived and/or reimbursed amounts no later than the dates as follows:

June 30, 2011	June 30, 2012
$ 68,069	$ 72,361

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays the greater of $4,500 per year or an annualized fee equal to 0.15% of average net assets up to $60 million with lower fees at higher asset levels, such fee to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  For the year ended June 30, 2009, the Fund incurred $13,035 for such services including out-of-pocket expenses, with $1,169 remaining payable at June 30, 2009.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $18,000 per year.  For the year ended June 30, 2009, Matrix earned $18,000 of compliance fees, with $1,500 remaining payable at June 30, 2009.

Matrix also acts as Distributor of the Fund’s shares.  Pursuant to the agreement with Matrix, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  For the year ended June 30, 2009, Matrix received no commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses incurred.  For the year ended June 30, 2009, the Fund incurred $2,177 and $643 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned , gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2009 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 4,045,385	$ 249,972	$ (294,071)	$ (44,099)

The difference between book basis and tax-basis unrealized net depreciation at June 30, 2009 is attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign Investment Companies ("PFIC’s").

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Depreciation	$ (44,268)
Undistributed Ordinary Income	89,074
Capital Loss Carryforward	(196,988)
Deferred post-October Losses	(307,960)
Distributable Earnings, Net	$ (460,142)

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

ANNUAL REPORT

(5)

TAX MATTERS (continued)

As of June 30, 2009, the Fund had a capital loss carryforwards of $196,988 available for federal income tax purposes of which $23,354 expires as of June 30, 2016 and $173,634 expires as of June 30, 2017.  The capital loss carryforward for tax purposes differs from accumulated realized losses due to the tax deferral of post-October losses and wash sale losses.  The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation on investments in PFIC’s.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following year. The Fund has elected to defer and has utilized net capital losses as indicated in the chart below.

Post-October Losses
Deferred	Utilized
$ 307,960	$ 39,244

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income on a tax basis which is considered to be more informative to shareholders.  These reclassifications are due to differences in the character of realized gains from investments in PFIC’s, and net foreign currency gains for tax purposes.  As of June 30, 2009, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Net Investment Income	Accumulated Net Realized Loss
$ 348	$ (348)

 (6)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the year ended June 30, 2009	For the period from July 2, 2007 (commencement of operations) to June 30, 2008
Ordinary Income	$ 5,876	$ 935

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2009, LPL Financial Corp. held 62.48% and 50.87% of the voting securities of the Fund’s Class A and Class C shares, respectively, for the sole benefit of its customers and may be deemed to control the Fund.  As of June 30, 2009, Stifel, Nicolaus & Co. held 45.11% of the voting securities of the Fund’s Class C shares for the sole benefit of its customers and may be deemed to control the Fund.

(8)

RECENT ACCOUNTING PRONOUNCEMENT

In June 2009, FASB issued FASB Statement No. 168, "The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162" ("SFAS 168").  On the effective date of this standard, FASB Accounting Standards Codification™ ("Codification") will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

(9)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through August 27, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Catalyst Funds and the Shareholders

of the Listed Private Equity Plus Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Listed Private Equity Plus Fund, a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2009, and the related statements of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from July 2, 2007 (commencement of operations) to June 30, 2008.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Listed Private Equity Plus Fund, as of June 30, 2009, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for period from July 2, 2007 (commencement of operations) to June 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

August 27, 2009

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the year ended June 30, 2009, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Listed Private Equity Plus Fund Class A	$ 0.044126
Listed Private Equity Plus Fund Class C	0.010431

Please note that, for the taxable year ended June 30, 2009, the percentage of ordinary income distributions paid by the Fund which consist of qualified dividend income for individuals is as follows:

	Distribution Period	Percentage
Listed Private Equity Plus Fund	December, 2008	100.00%

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-477-7373.

Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 42	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	8	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 60	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	8	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Age: 69	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	8

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Age: 47	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 2003- 2006; EVP Corporate Development, Orbitex Financial Services Group, Inc., 1998- 2003.	8	None
Christopher Anci 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 41	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst High Income Fund, and Catalyst Total Return Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age: 62	Secretary, Treasurer, and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004;

				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $750 per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2009.

Name of Trustee[1]	Aggregate Compensation From the Listed Private Equity Plus Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Listed Private Equity Plus Fund Paid to Trustees[2]
Independent Trustees
Tobais Caldwell	$448	Not Applicable	Not Applicable	$448
Tiberiu Weisz	$365	Not Applicable	Not Applicable	$365
Bert Pariser	$365	Not Applicable	Not Applicable	$365
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the eight portfolios of the Trust.

2 Figures are for the fiscal year ended June 30, 2009.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Vista Research and Management, LLC

142 Hardscrabble Lake Drive

Chappaqua, NY  10514

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ANNUAL REPORT

Eventide Gilead Fund

June 30, 2009

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

August 17, 2009

To our valued shareholders,

The rally of 2009 has been nearly as memorable as the plummet of 2008. Early in 2009, I cited Citigroup research noting that the average one-year rally following a bear market bottom was 42.5%. That seemed implausible and fanciful when I wrote it, but since the bottom on March 9, 2009, we've witnessed a rally of nearly that magnitude. Sadly, many people who were frightened out of the market after its grueling drop missed what may prove to have been the strongest rally in our lifetime. Mr. Market can surely give its participants whiplash in either direction!

We are pleased with the Eventide Gilead Fund's (the “Fund”) outperformance of the S&P 500 Total Return Index since the Fund’s inception on July 8, 2008.  For the period since inception from July 8, 2008 through June 30, 2009, the Fund’s return was (2.96)%(1) versus (25.90)% for the S&P 500 Total Return Index(2).

Highlights from the Fund’s performance include:

1.

Being overweight in less volatile, defensive healthcare stocks. As of June 30, 2009, 23.81% of the Fund’s portfolio was invested in the Healthcare sector.

2.

Purchasing automotive supplier component companies in April 2009, before "cash for clunkers" caused an enormous rally in those stocks. One of our holdings, Tenneco Inc., gained over 100%.

3.

In contrast to the great bubble of 2000, technology stocks this year have actually been excellent value plays. With unleveraged and clean balance sheets, they have benefited from low commodity prices and inventory destocking.  As of June 30, 2009, 17.11% of the Fund’s portfolio was invested in the Technology sector.

As of June 30, 2009, the Fund’s portfolio was divided among industry sectors as follows:

Portfolio holdings are based on total market value of the Fund’s portfolio as of 06/30/2009 and subject to change.

If there were any regrets this year, they would be primarily in selling some stocks defensively despite our conviction about the companies, and missing their subsequent rallies. With 20/20 hindsight, we can see that patience with stocks' short-term volatility could have yielded later gains in these holdings.  We now believe that one of the greatest dangers that a portfolio manager faces is "boredom," that is, not waiting until the investment thesis has played out and trading too quickly while growing impatient (or scared). In the midst of the market swings, our convictions have grown that the best ways to invest include steady discipline, values-based thinking, and patience.

We continue to study the Eventide Gilead Fund’s portfolio, the market and macroeconomic trends in our effort to continue our strong performance into the future. Furthermore, you can be proud to know that you truly own admirable companies.

We are grateful for your trust.

Sincerely,

 Finny Kuruvilla

(1) Aggregate total return, not annualized.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month-end can be obtained by calling 1-877-453-7877.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

(2) The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Eventide Gilead Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

CATALYST FUNDS                                                ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE EVENTIDE GILEAD FUND AND THE S&P 500 TOTAL RETURN INDEX

Total Return

Commencement of Operations (1)
through June 30, 2009
Eventide Gilead Fund	(2.96)%
S&P 500 Total Return Index	(25.90)%

(1)

Eventide Gilead Fund commenced operations on July 8, 2008.  Aggregate total return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found by calling 1-877-453-7877.

The above graph depicts the performance of the Eventide Gilead Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Eventide Gilead Fund, which will not invest in certain securities comprising this index.

CATALYST FUNDS

EVENTIDE GILEAD FUND

June 30, 2009

                     ANNUAL REPORT

Information About Your Fund’s Expenses – Eventide Gilead Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the wire transfer fees imposed by the Fund; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 invested at the beginning of the period and held for the entire period of 01/01/09 through 6/30/09.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/09 through 6/30/09
Actual Fund Return (in parentheses)	Beginning Account Value 01/01/09	Ending Account Value 06/30/09	Expenses Paid During Period*
Eventide Gilead Fund (24.16%)	$ 1,000.00	$ 1,241.60	$ 9.28

Hypothetical 5% Fund Return	Beginning Account Value 01/01/09	Ending Account Value 06/30/09	Expenses Paid During Period*
Eventide Gilead Fund	$ 1,000.00	$ 1,016.50	$ 8.35

*Expenses are equal to the Fund’s annualized expense ratio of 1.67% for the Eventide Gilead Fund shares, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period  from 01/01/09 to 06/30/09.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-453-7877.  Please read it carefully before you invest or send money.

CATALYST FUNDS

EVENTIDE GILEAD FUND

June 30, 2009

                     ANNUAL REPORT

Information About Your Fund’s Expenses – Eventide Gilead Fund (Unaudited)(Continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated February 10, 2009 were as follows:
Eventide Gilead Fund, gross of fee waivers or expense reimbursements	2.39%
Eventide Gilead Fund, after waiver and reimbursement	1.70%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.47% through June 30, 2011.  Total Gross Operating Expenses (Annualized) during the period since inception from July 8, 2008 through June 30, 2009 were 10.95%.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosure during the period since inception from July 8, 2008 through June 30, 2009.

CATALYST FUNDS
EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

June 30, 2009		ANNUAL REPORT

COMMON STOCKS - (95.04%)	Shares	Value

Auto Parts & Equipment - (4.37%)
Federal Mogul Corp. *	2,500	$ 23,625
Tenneco, Inc. *	5,000	53,000
		76,625

Biotechnology - (15.11%)
Alexion Pharmaceuticals, Inc. *	700	28,784
AMAG Pharmaceuticals, Inc. *	3,500	191,345
Regeneron Pharmaceuticals, Inc. *	2,500	44,800
		264,929

Chemicals - (1.17%)
Albemarle Corp.	800	20,456

Coal - (1.95%)
Alpha Natural Resources, Inc. *	1,300	34,151

Computers - (4.70%)
Brocade Communications Systems, Inc. *	6,800	53,176
Western Digital Corp. *	1,100	29,150
		82,326

Diversified Financial Services - (4.96%)
Knight Capital Group, Inc. *	2,200	37,510
Och-Ziff Capital Management Group LLC *	3,400	30,294
Stifel Financial Corp. *	400	19,236
		87,040

Electric - (2.25%)
Westar Energy, Inc.	2,100	39,417

Electrical Components & Equipment - (1.79%)
Energizer Holdings, Inc. *	600	31,344

Energy - Alternate Sources - (3.06%)
First Solar, Inc. *	331	53,662

Engineering & Construction - (1.71%)
Granite Construction, Inc.	900	29,952

COMMON STOCKS - (95.04%) (continued)	Shares	Value

Forest Products & Paper - (2.69%)
Votorantim Celulose e Papel SA - ADR *	2,700	$ 28,917
Weyerhaeuser Co.	600	18,258
		47,175

Healthcare Products - (0.74%)
CardioNet, Inc. *	800	13,056

Investment Companies - (1.86%)
Hercules Technology Growth Capital, Inc.	3,900	32,604

Iron & Steel - (3.30%)
Gerdau Ameristeel Corp.	3,300	22,506
Steel Dynamics, Inc.	2,400	35,352
		57,858

Oil & Gas - (16.46%)
Cameron International Corp. *	1,900	53,770
Devon Energy Corp.	400	21,800
EOG Resources, Inc.	300	20,376
Helix Energy Solutions Group, Inc. *	4,900	53,263
Lufkin Industries, Inc.	700	29,435
Nabors Industries Ltd. *	1,400	21,812
National Oilwell Varco, Inc. *	200	6,532
Noble Corp.	1,000	30,250
Transocean Ltd. *	400	29,716
Weatherford International Ltd. *	1,100	21,516
		288,470

Pharmaceuticals - (7.38%)
Allos Therapeutics, Inc. *	1,700	14,093
Cephalon, Inc. *	400	22,660
Inspire Pharmaceuticals, Inc. *	6,000	33,360
King Pharmaceuticals, Inc. *	3,000	28,890
Rigel Pharmaceuticals, Inc. *	2,500	30,300
		129,303

Pipelines - (6.80%)
El Paso Corp.	4,100	37,843
Kinder Morgan Management, LLC *	1,147	51,810
ONEOK, Inc.	1,000	29,490
		119,143
COMMON STOCKS - (95.04%) (continued)	Shares	Value

Real Estate Investment Trusts - (2.28%)
Hatteras Financial Corp.	1,400	$ 40,026

Savings & Loans - (1.89%)
Hudson City Bancorp, Inc.	2,500	33,225

Semiconductors - (3.49%)
Applied Materials, Inc.	3,200	35,104
Lam Research Corp. *	1,000	26,000
		61,104

Software - (2.81%)
American Reprographics Co. *	3,400	28,288
CA, Inc.	1,200	20,916
		49,204

Telecommunications - (4.27%)
American Tower Corp. *	600	18,918
Leap Wireless International, Inc. *	1,100	36,223
SBA Communications Corp. *	800	19,632
		74,773

TOTAL COMMON STOCKS (Cost $1,481,220)		1,665,843

SHORT-TERM INVESTMENT - (2.48%)
Fidelity Institutional Money Market Fund Class I, 0.74% **	43,485	43,485
TOTAL SHORT-TERM INVESTMENT - (Cost $43,485)		43,485

TOTAL INVESTMENTS (Cost $1,524,705) - 97.52%		$ 1,709,328

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.48%		43,437

NET ASSETS - 100.00%		$ 1,752,765

* Non-income producing security.
** Rate shown represents the rate at June 30, 2009, is subject to change and resets daily.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009	ANNUAL REPORT

Assets:
Investments, at value (identified cost $1,524,705)	$ 1,709,328
Deposits at broker	58,663
Due from manager	6,390
Receivables:
Investments sold	211,327
Fund shares sold	30,150
Dividends	602
Interest	59
Prepaid expenses	7,924
Total assets	2,024,443

Liabilities:
Payables:
Investments purchased	252,185
Accrued distribution and/or service (12b-1) fees	1,638
Due to administrator	3,793
Accrued expenses	14,062
Total liabilities	271,678

Net Assets	$ 1,752,765

Sources of Net Assets:
Paid-in capital	$ 1,683,315
Accumulated net realized loss on investments	(115,173)
Net unrealized appreciation on investments	184,623

Total Net Assets	$ 1,752,765

Net Asset Value, Offering Price and Redemption Price Per Share
(181,485 shares of beneficial interest issued and
outstanding, unlimited shares authorized)	$ 9.66

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF OPERATIONS

June 30, 2009	ANNUAL REPORT

For the
Period Ended
June 30, 2009 *

Investment income:
Dividends (net of foreign tax withheld of $16)	$ 13,750
Interest	1,844
Total investment income	15,594

Expenses:
Management fees	8,211
Distribution and/or service (12b-1) fees	1,643
Accounting and transfer agent fees and expenses	31,874
Audit fees	12,000
Compliance officer fees	11,756
Legal fees	6,612
Registration fees	6,055
Custodian fees	4,130
Pricing fees	2,943
Miscellaneous	1,637
Trustee fees and expenses	1,524
Printing fees	801
Insurance fees	578
Dividends on securities sold short	180
Total expenses	89,944
Less: fees waived and expenses absorbed	(76,051)
Net expenses	13,893

Net investment income	1,701

Realized and unrealized gain (loss) on investments:
Net realized loss on investments (excluding short securities)	(136,321)
Net realized gain from short securities	18,988
Net realized gain from options written	2,160
Net unrealized appreciation on investments	184,623
Net realized and unrealized gain on investments	69,450

Net increase in net assets resulting from operations	$ 71,151

* The Eventide Gilead Fund commenced operations on July 8, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2009	ANNUAL REPORT

For the
Period Ended
June 30, 2009 *

Increase (decrease) in net assets from:
Operations:
Net investment income	$ 1,701
Net realized loss on investments, short securities and options written	(115,173)
Net unrealized appreciation on investments	184,623
Net increase in net assets resulting from operations	71,151

Distributions to shareholders from:
Net investment income	(1,701)
Distribution in excess of net investment income	(1,981)
Total Distributions	(3,682)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	1,685,296

Increase in net assets	1,752,765

Net Assets:
Beginning of period	-

End of period	$ 1,752,765
Undistributed net investment income	$ -

* The Eventide Gilead Fund commenced operations on July 8, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

June 30, 2009	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

	For the
	Period Ended
	June 30, 2009 *

Net Asset Value, Beginning of Period	$ 10.00

Investment Operations:
Net investment income	0.02
Net realized and unrealized loss on investments	(0.33)
Total from investment operations	(0.31)

Distributions:
From net investment income	(0.02)
Distribution in excess of net investment income	(0.01)
Total distributions	(0.03)

Net Asset Value, End of Period	$ 9.66

Total Return [1]	(2.96)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,753

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.95%	[2]
After fees waived and expenses absorbed	1.69%	[2]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(9.05)%	[2]
After fees waived and expenses absorbed	0.21%	[2]

Portfolio turnover rate	339%

* The Eventide Gilead Fund commenced operations on July 8, 2008.
[1]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Annualized. The expense ratios include 0.02% attributed to dividends on securities sold short.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Eventide Gilead Fund (the "Fund") is one of eight series of the Trust.  The Fund is registered as a diversified series of the Trust.  As of the date of this report, the Fund is registered to offer one class of shares.  The Fund commenced operations on July 8, 2008.  The Fund’s investment objective is to provide long-term capital appreciation.  The investment advisor to the Fund is Eventide Asset Management, LLC (the "Manager").

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") on July 8, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  The Fund does not believe adoption of SFAS 157 has made a material impact on the Fund’s financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

	Investments in:	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Eventide Gilead Fund	Common Stocks	$ 1,709,328	$ 1,665,843	$ –	$ –
	Short-Term Investments	–	–	43,485	–
	Total	$ 1,709,328	$ 1,665,843	$ 43,485	–

During the period ended June 30, 2009, no securities were fair valued.

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Fund’s approach to valuing financial assets.

b)

     Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for under SFAS 133 and their effect on the Fund’s financial position, performance and cash flows. SFAS 161 was adopted effective January 1, 2009.

Details of the disclosures are as follows for the six month period ended June 30, 2009:

Derivatives not accounted for as hedging instruments under SFAS 133	Location of Gain (Loss) on Derivatives recognized in income	Realized Gain (Loss) on Derivatives recognized in income
Call options purchased	Net realized loss on investments	$ (6,062)
Put options purchased	Net realized gain on investments	3,519
Put options written	Net realized gain on investments	2,160
Totals		$ (383)

c)

Short Sales – The Fund may sell securities short.  A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)

Federal Income Tax - The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund adopted FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on July 8, 2008.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption or at June 30, 2009.

As of and during the period since inception from July 8, 2008 through June 30, 2009, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.  As required by FIN 48, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax year ended June 30, 2009) and has concluded that no provision for income tax is required in these financial statements.

The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the Fund’s shares were owned directly or indirectly by five or fewer individuals at a certain time during the last half of the year. As a personal holding company, the Fund may be subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

f)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period since inception from July 8, 2008 through June 30, 2009 were as follows:

* The Eventide Gilead Fund commenced operations on July 8, 2008.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

(3)

INVESTMENT TRANSACTIONS

For the period since inception from July 8, 2008 through June 30, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for the Eventide Gilead Fund were as follows:

Purchases	Sales
$4,296,693	$2,681,695

There were no government securities purchased or sold during the period.

(4)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the period since inception from July 8, 2008 through June 30, 2009 were as follows:

* One option contract is equivalent to one hundred shares of common stock.

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund.  The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement.  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the period since inception from July 8, 2008 through June 30, 2009, the Fund incurred $8,211 of management fees, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 fees and extraordinary expenses) at 1.47% of the Fund's average daily net assets through June 30, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the period since inception from July 8, 2008 through June 30, 2009, the Manager waived management fees of $8,211 and reimbursed $67,840 of Fund expenses.  The Manager may recapture these amounts no later than June 30, 2012, subject to the terms of the Expense Limitation Agreement.  As of June 30, 2009, $6,390 is due from the Manager to the Fund under this Expense Limitation Agreement.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Fund, the Fund pays Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period since inception from July 8, 2008 through June 30, 2009, the Fund incurred $31,874 for such services including out-of-pocket expenses, with $2,793 remaining payable at June 30, 2009.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $12,000 per year.  For the period since inception from July 8, 2008 through June 30, 2009, Matrix earned $11,756 of compliance fees, with $1,000 remaining payable at June 30, 2009.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Matrix also acts as Distributor of the Fund’s shares.  Pursuant to the agreement with Matrix, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments.  For those services, Matrix received $19,638 of brokerage commissions for the period since inception from July 8, 2008 through June 30, 2009.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.25% per annum based on average daily net assets of the Fund. The Fund is currently paying 0.20% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses incurred.  For the period since inception from July 8, 2008 through June 30, 2009, the Fund incurred $1,643 of 12b-1 fees.

(6)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned , gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2009 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 1,525,022	$221,551	$ (37,245)	$ 184,306

The difference between book basis and tax-basis unrealized appreciation at June 30, 2009 is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Appreciation	$ 184,306
Capital Loss Carryforward:	(114,856)
Distributable Earnings, Net	$ 69,450

As of June 30, 2009, the Fund had a capital loss carryforward of $114,856 available for federal income tax purposes which expires on June 30, 2017.  The capital loss carryforward shown above differs from corresponding accumulated net realized loss figure reported in the statement of assets and liabilities due to the tax deferral of losses on wash sales.

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income on a tax basis which is considered to be more informative to shareholders.  These reclassifications are due to a difference in character of distributions paid for tax purposes.  As of June 30, 2009, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

Paid-in Capital	Net Investment Income
$ (1,981)	$ 1,981

(7)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the period from July 8, 2008 (commencement of operations) to June 30, 2009
Ordinary Income	$ 3,682

(8)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.  The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

(9)

RECENT ACCOUNTING PRONOUNCEMENT

In June 2009, FASB issued FASB Statement No. 168, "The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162" ("SFAS 168").  On the effective date of this standard, FASB Accounting Standards Codification™ ("Codification") will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

 (10)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through August 27, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Catalyst Funds and the Shareholders

of the Eventide Gilead Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Eventide Gilead Fund, a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from July 8, 2008 (commencement of operations) to June 30, 2009.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eventide Gilead Fund, as of June 30, 2009, the results of its operations, the changes in its net assets and its financial highlights for the period from July 8, 2008 (commencement of operations) to June 30, 2009, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

August 27, 2009

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-453-7877; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-453-7787; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period since inception from July 8, 2008 through June 30, 2009, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Eventide Gilead Fund	$ 0.034034

Please note that, for the taxable period ended June 30, 2009, the percentage of ordinary income distributions paid by the Fund which consist of qualified dividend income for individuals is as follows:

	Distribution Period	Percentage
Eventide Gilead Fund	December, 2008	100.00%

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-477-7373.

Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 42	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	8	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 60	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	8	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Age: 69	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	8

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Age: 47	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 2003- 2006; EVP Corporate Development, Orbitex Financial Services Group, Inc., 1998- 2003.	8	None
Christopher Anci 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 41	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst High Income Fund, and Catalyst Total Return Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age: 62	Secretary, Treasurer, and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004;

				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $750 by the Trust per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2009.

Name of Trustee[1]	Aggregate Compensation From the Eventide Gilead Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Eventide Gilead Fund Paid to Trustees[2]
Independent Trustees
Tobais Caldwell	$448	Not Applicable	Not Applicable	$448
Tiberiu Weisz	$365	Not Applicable	Not Applicable	$365
Bert Pariser	$365	Not Applicable	Not Applicable	$365
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the eight portfolios of the Trust.

2 Figures are for the period since inception from July 8, 2008 through June 30, 2009.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA  02109

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ANNUAL REPORT

Compass EMP Conservative to Moderate Fund

Compass EMP Long-Term Growth Fund

June 30, 2009

Compass EMP Mutual Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

Compass EMP Mutual Funds’ Annual Portfolio Manager Report

As of June 30, 2009

By: Stephen M. Hammers, CIMA

Managing Partner and Chief Investment Officer

For all investors late 2008 and early 2009 was a six month period we will never forget.  The broad stock market represented by the S&P 500 Index declined over 56% from October 12, 2007 to March 9, 2009. From August 11, 2008, the S&P 500 Index fell approximately 47% until it reached what many believe was the market bottom on March 9, 2009. The developed international markets, represented by the MSCI EAFE Index, declined 64% from its high in October 2007.  Most of the wide spread global fear was due to the potential collapse of the U.S. banking system, as well as, the credit markets and the decline of the real estate market.  It appeared, for a while, that nothing was safe anymore; including CDs and money markets. As of the second quarter of 2009 the freefall in the global economy and markets appears to have ended. Although, we can expect a long and patient recovery with a few bumps along the way.

The Compass EMP Conservative to Moderate Fund and the Compass EMP Long-Term Growth Fund have not made any major changes to the asset allocations or ETF holdings since the Funds’ inceptions on December 31, 2008. The Compass EMP Mutual Funds are passive, strategic asset allocation investment portfolios structured to provide diversification among many asset classes, markets, and economies around the world in an attempt to manage risk and improve returns. The purpose of the portfolios is to provide lower volatility with a similar or greater return over a full market cycle compared to the broad market indexes.  The Compass Efficient Model Portfolios are based on the CEMP ETF Index Methodology.

There were two primary reasons for the outperformance of the Compass EMP Funds compared to the broader markets, such as the S&P 500 Total Return Index and the Barclays U.S. Aggregate Bond Index. The first was due to our target allocation to multiple asset classes.  The second reason for the outperformance was that the Compass EMP Mutual Funds primarily received inflows into the Funds the first six months of the year. Since our objective is to allocate to ETFs that represent multiple asset classes, all of the new assets added to the Funds were allocated to purchase more shares of those asset classes or ETFs that were hit the most during the recent market declines in January and February of 2009. There were asset classes that had performed far better than the broader markets, and there were asset classes that had performed worse than the broader markets in the first six months of 2009. For example, in the Compass EMP Conservative to Moderate Fund we have an allocation of 8% to Preferred Securities, which provides fixed income and growth potential. On December 31, 2008 the PowerShares Preferred Portfolio/ETF (PGX) was $12.15 per share. On March 9, 2009 PGX had fallen to $6.40 per share, which was a decline of almost 51%.  Based on our strategy that all purchases or redemptions will bring the asset allocation back to its long-term target, we were buying more shares of PGX throughout the market decline and well into the recovery of PGX. On June 30, 2009 PGX had increased to $12.27 per share, which is an increase since March 9, 2009 of approximately 92%.   If there are no purchases or redemptions, the portfolio will be rebalanced based on market movements, not by dates on the calendar or our opinion. All markets and asset classes represented by ETFs are rebalanced back to the predetermined target if the ETF’s portfolio weighting has drifted plus or minus 20% from the long‐term target allocation due to market performance.

Compass EMP Mutual Funds’ Annual Portfolio Manager Report (Unaudited)

Compass EMP Conservative to Moderate Fund

Annualized Rate of Return as of June 30, 2009

Share Class	Six month period ended June 30, 2009 1 Yr 3Yr	Since Inception (December 31, 2008) Since Inception
Without Sales Charges
Class A	10.10% N/A N/A	10.10% 10.10%
Class C	9.78% N/A N/A	9.78% 9.78%
With Sales Charges
Class A	3.77% N/A N/A	3.77% 3.77%
Indexes for Comparison
S&P 500 Total Return	3.16% N/A N/A	3.16% N/A N/A
MSCI EAFE (Int’l)	8.42% N/A N/A	8.42% N/A N/A
Barclays U.S. Aggregate Bond	1.91% N/A N/A	1.91% N/A N/A

Aggregate total returns, not annualized.  Performance is historic and does not guarantee future results.  Current performance may be lower or higher than the performance data quoted.  To obtain the most recent month-end performance data please call the Fund, toll free at 1-888-944-4367.                  The Fund commenced operations on December 31, 2008.
Index (benchmark) returns do not include expenses. Investors cannot invest directly in an index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment grade, fixed-rate, taxable bond market of SEC-registered securities.

Compass EMP Long-Term Growth Fund

Annualized Rate of Return as of June 30, 2009

Share Class	Six month period ended June 30, 2009	Since Inception (December 31, 2008) 5 Yr Since Inception
Without Sales Charges
Class A	5.99% N/A N/A	5.99% N/A N/A
Class C	5.37% N/A N/A	5.37% N/A N/A
With Sales Charges
Class A	(0.11)% N/A N/A	(0.11)% (0.11)%
Indexes for Comparison
S&P 500 Total Return	3.16% N/A N/A	3.16% N/A N/A
MSCI EAFE (Int’l)	8.42% N/A N/A	8.42% N/A N/A
Barclays U.S. Aggregate Bond	1.91% N/A N/A	1.91% N/A N/A

Aggregate total returns, not annualized.  Performance is historic and does not guarantee future results.  Current performance may be lower or higher than the performance data quoted.  To obtain the most recent month-end performance data please call the Fund, toll free at 1-888-944-4367.                 The Fund commenced operations on December 31, 2008.
Index (benchmark) returns do not include expenses. Investors cannot invest directly in an index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment grade, fixed-rate, taxable bond market of SEC- registered securities.

Compass EMP Conservative to Moderate Fund

asset allocation as of June 30, 2009.
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded fund (ETF).  As a percentage of net assets.

Compass EMP Long-Term Growth Fund

asset allocation as of June 30, 2009.

Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded fund (ETF). As a percentage of net assets.

COMPASS EMP MUTUAL FUNDS                      ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE COMPASS EMP CONSERVATIVE TO MODERATE FUND AND THE BLENDED INDEX

Total Return

		Commencement of Operations (1)
		through June 30, 2008
Class A	Without sales charge	10.10%
	With sales charge	3.77%
	With contingent deferred sales charge	9.10%
Class C		9.78%
Blended Index (2)		2.64%

(1)

The Compass EMP Conservative to Moderate Fund Class A and Class C shares commenced operations on December 31, 2008.  Returns shown are aggregate total returns, not annualized.

(2)

The Blended Index reflects an unmanaged portfolio of 40% of the S&P 500 Total Return Index and 60% of the Barclays U.S. Aggregate Bond Index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-888-944-4367.

The above graph depicts the performance of the Compass EMP Conservative to Moderate Fund versus the Blended Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment grade, fixed-rate, taxable bond market of SEC-registered securities.  The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Blended Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Compass EMP Conservative to Moderate Fund, which will not invest in certain securities comprising this index.

COMPASS EMP MUTUAL FUNDS                      ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE COMPASS EMP LONG-TERM GROWTH FUND AND THE S&P 500 TOTAL RETURN INDEX

Total Return

		Commencement of Operations (1)
		through June 30, 2009
Class A	Without sales charge	5.99%
	With sales charge	(0.11)%
	With contingent deferred sales charge	4.99%
Class C		5.37%
S&P 500 Total Return Index		3.16%

(1)

The Compass EMP Long-Term Growth Fund Class A and Class C shares commenced operations on December 31, 2008.  Returns shown are aggregate total returns, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-888-944-4367.

The above graph depicts the performance of the Compass EMP Long-Term Growth Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Compass EMP Long-Term Growth Fund, which will not invest in certain securities comprising this index.

COMPASS EMP MUTUAL FUNDS                                                        ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 01/01/09 through 06/30/09.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/09	Ratio For the Period	Value 06/30/09	During the Period (1)
Compass EMP Conservative to Moderate Fund

Actual Fund Return (in parentheses)
Class A (+10.10%)	$ 1,000.00	1.15%	$ 1,101.00	$ 5.99
Class C (+9.78%)	1,000.00	1.90%	1,097.80	9.88

Hypothetical 5% Return
Class A	1,000.00	1.15%	1,019.10	5.76
Class C	1,000.00	1.90%	1,015.40	9.49

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/09	Ratio For the Period	Value 06/30/09	During the Period (1)
Compass EMP Long-Term Growth Fund

Actual Fund Return (in parentheses)
Class A (+5.99%)	$ 1,000.00	1.45%	$ 1,059.90	$ 7.41
Class C (+5.37%)	1,000.00	2.20%	1,053.70	11.20

Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.60	7.25
Class C	1,000.00	2.20%	1,013.90	10.99

(1)Expenses are equal to the Funds’ annualized expense ratios of 1.15% and 1.90% for the Compass EMP Conservative to Moderate Fund  Class A and Class C shares, respectively; and 1.45%  and 2.20% for the Compass EMP Long-Term Growth Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

COMPASS EMP MUTUAL FUNDS                                                         ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-944-4367.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectus dated December 31, 2008 were as follows:
Compass EMP Conservative to Moderate Fund Class A, gross of fee waivers or expense reimbursements	1.71%
Compass EMP Conservative to Moderate Fund Class A, after waiver and reimbursement	1.60%
Compass EMP Conservative to Moderate Fund Class C, gross of fee waivers or expense reimbursements	2.46%
Compass EMP Conservative to Moderate Fund Class C, after waiver and reimbursement	2.35%
Compass EMP Long-Term Growth Fund Class A, gross of fee waivers or expense reimbursements	2.01%
Compass EMP Long-Term Growth Fund Class A, after waiver and reimbursement	1.90%
Compass EMP Long-Term Growth Fund Class C, gross of fee waivers or expense reimbursements	2.76%
Compass EMP Long-Term Growth Fund Class C, after waiver and reimbursement	2.65%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.15% for Class A shares and 1.90% for Class C shares of the Compass EMP Conservative to Moderate Fund’s average daily net assets; and at 1.45% for Class A shares and 2.20% for Class C shares of the Compass EMP Long-Term Growth Fund’s average daily net assets through December 31, 2009.  Total Gross Operating Expenses (Annualized) during the period from December 31, 2008 through June 30, 2009 were 2.10% for Class A and 2.85% for Class C of the Compass EMP Conservative to Moderate Fund.  Total Gross Operating Expenses (Annualized) during the period from December 31, 2008 through June 30, 2009 were 3.54% for Class A and 4.29% for Class C of the Compass EMP Long-Term Growth Fund.  Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the period from December 31, 2008 through June 30, 2009.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
COMPASS EMP CONSERVATIVE TO MODERATE FUND
SCHEDULE OF INVESTMENTS - June 30, 2009

	Shares	Value
EXCHANGE-TRADED FUNDS - (94.91%)

Commodity Funds - (5.50%)
PowerShares DB Commodity Index Tracking Fund *	40,923	$ 925,678

Currency Funds - (5.50%)
PowerShares DB G10 Currency Harvest Fund *	43,056	926,135

Debt Funds - (48.45%)
iShares Barclays Aggregate Bond Fund	51,059	5,215,677
PowerShares Preferred Portfolio	112,039	1,374,718
SPDR Barclays Capital International Treasury Bond ETF	28,681	1,567,703
		8,158,098
Equity Funds - (35.46%)
iShares Cohen & Steers Realty Majors Index Fund	22,227	798,838
PowerShares Dynamic Developed International Opportunities Portfolio	71,806	924,861
PowerShares Dynamic Market Portfolio	27,760	914,970
PowerShares FTSE RAFI Emerging Markets Portfolio	17,544	304,564
PowerShares FTSE RAFI US 1000 Portfolio	20,715	771,427
PowerShares S&P 500 BuyWrite Portfolio	48,747	904,257
PowerShares Zacks Small Cap Portfolio	20,066	302,796
WisdomTree DEFA Fund	18,935	741,873
WisdomTree International Real Estate Fund	13,430	307,413
		5,970,999

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,418,314)		15,980,910

SHORT-TERM INVESTMENTS - (6.42%)
Fidelity Institutional Money Market Portfolio - 0.65% **	1,080,464	1,080,464
TOTAL SHORT-TERM INVESTMENTS (Cost $1,080,464)		1,080,464

Total Investments (Cost $15,498,778) - 101.33%		$ 17,061,374

Liabilities in Excess of Other Assets, Net - (1.33%)		(224,287)

Net Assets - 100%		$ 16,837,087

* Non-income producing security.
** Rate shown represents the rate at June 30, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
COMPASS EMP LONG-TERM GROWTH FUND
SCHEDULE OF INVESTMENTS - June 30, 2009

	Shares	Value
EXCHANGE-TRADED FUNDS - (95.90%)

Commodity Funds - (13.06%)
PowerShares DB Commodity Index Tracking Fund *	51,579	$ 1,166,717

Currency Funds - (13.05%)
PowerShares DB G10 Currency Harvest Fund *	54,192	1,165,670

Equity Funds - (69.79%)
iShares Cohen & Steers Realty Majors Index Fund	14,345	515,559
PowerShares Dynamic Developed International Opportunities Portfolio	90,755	1,168,924
PowerShares Dynamic Market Portfolio	33,611	1,107,819
PowerShares FTSE RAFI Emerging Markets Portfolio	22,535	391,208
PowerShares FTSE RAFI US 1000 Portfolio	10,469	389,866
PowerShares S&P 500 BuyWrite Portfolio	62,024	1,150,545
PowerShares Zacks Small Cap Portfolio	25,524	385,157
WisdomTree DEFA Fund	19,084	747,711
WisdomTree International Real Estate Fund	16,523	378,211
		6,235,000

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,781,768)		8,567,387

SHORT-TERM INVESTMENTS - (7.14%)
Fidelity Institutional Money Market Portfolio - 0.65% **	638,074	638,074
TOTAL SHORT-TERM INVESTMENTS - (Cost $638,074)		638,074

Total Investments (Cost $8,419,842) - 103.04%		$ 9,205,461

Liabilities in Excess of Other Assets, Net - (3.04%)		(271,870)

Net Assets - 100%		$ 8,933,591

* Non-income producing security.
** Rate shown represents the rate at June 30, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - June 30, 2009

	Compass EMP	Compass EMP
	Conservative to	Long-Term
	Moderate Fund	Growth Fund
Assets:
Investments in securities, at value	$ 17,061,374	$ 9,205,461
Receivables:
Capital shares sold	38,402	104,963
Interest	696	317
Due from Manager	1,844	5,118
Prepaid expenses	12,020	13,584
Total assets	17,114,336	9,329,443

Liabilities:
Payables:
Investments purchased	225,237	369,830
Distributions payable	1,886	506
Capital shares redeemed	19,579	1,179
Distribution fees	6,657	3,501
Due to administrator	6,621	5,022
Other liabilities and accrued expenses	17,269	15,814
Total liabilities	277,249	395,852
Net Assets	$ 16,837,087	$ 8,933,591

Net Assets consist of:
Paid-in capital	$ 15,275,866	$ 8,149,470
Accumulated net realized loss on investments	(1,375)	(1,498)
Net unrealized appreciation on investments	1,562,596	785,619

Total Net Assets	$ 16,837,087	$ 8,933,591

Investments in securities, at cost	$ 15,498,778	$ 8,419,842

Class A shares:
Net Assets	$ 15,707,063	$ 8,446,409
Shares of beneficial interest outstanding (1)	1,436,917	799,810
Net Asset Value price per share	$ 10.93	$ 10.56

Maximum offering price per share (2)	$ 11.60	$ 11.20
Minimum Redemption price per share (3)(4)	$ 10.71	$ 10.35

Class C shares:
Net Assets	$ 1,130,024	$ 487,182
Shares of beneficial interest outstanding (1)	103,500	46,341
Net Asset Value and offering price per share	$ 10.92	$ 10.51

Minimum Redemption price per share (4)	$ 10.81	$ 10.40

(1) Unlimited number of shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares.
(3)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(4)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
STATEMENTS OF OPERATIONS

	Compass EMP	Compass EMP
	Conservative to	Long-Term
	Moderate Fund	Growth Fund

	For the	For the
	Period Ended	Period Ended
	June 30, 2009 (1)	June 30, 2009 (1)

Investment income:
Dividends	$ 154,758	$ 57,813
Interest	4,338	1,808
Total investment income	159,096	59,621

Expenses:
Management fees	23,349	17,430
Distribution and/or service (12b-1) fees - Class A	10,992	5,240
Distribution and/or service (12b-1) fees - Class C	2,731	827
Accounting and transfer agent fees and expenses	26,363	20,120
Audit fees	13,000	13,000
Registration fees	7,727	5,663
Compliance officer compensation	6,000	6,000
Custody fees	2,914	2,595
Legal fees	2,324	2,324
Miscellaneous	1,784	1,776
Printing fees	999	999
Trustees' fees	844	844
Pricing fees	669	527
Insurance fees	432	432
Total expenses	100,128	77,777
Less: fees waived and expenses absorbed (Note 4)	(44,377)	(45,565)
Net expenses	55,751	32,212

Net investment income	103,345	27,409

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(1,375)	(1,498)
Net unrealized appreciation on investments	1,562,596	785,619
Net realized and unrealized gain on investments	1,561,221	784,121

Net increase in net assets resulting from operations	$ 1,664,566	$ 811,530

(1) The Compass EMP Conservative to Moderate Fund and Compass EMP Long-Term Growth Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Compass EMP	Compass EMP
	Conservative to	Long-Term
	Moderate Fund	Growth Fund

	For the	For the
	Period Ended	Period Ended
	June 30, 2009 (1)	June 30, 2009 (1)

Increase in Net Assets
Operations:
Net investment income	$ 103,345	$ 27,409
Net realized loss on investments	(1,375)	(1,498)
Net unrealized appreciation
on investments	1,562,596	785,619
Net increase in net assets resulting from operations	1,664,566	811,530

Distributions to shareholders from:
Net investment income - Class A	(98,612)	(26,485)
Net investment income - Class C	(4,733)	(924)
Total distributions to shareholders	(103,345)	(27,409)

Increase in net assets from Capital share
transactions (Note 2)	15,275,866	8,149,470

Total increase in net assets	16,837,087	8,933,591

Net Assets:
Beginning of period	-	-
End of period	$ 16,837,087	$ 8,933,591
Accumulated undistributed net investment income	$ -	$ -

(1) The Compass EMP Conservative to Moderate Fund and Compass EMP Long-Term Growth Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

	Compass EMP Conservative to Moderate Fund

	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	June 30, 2009 (1)		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment income	0.08		0.05
Net realized and unrealized gain on
investments	0.92		0.91
Total from investment operations	1.00		0.96

Distributions from:
Net investment income	(0.08)		(0.05)
Total from distributions	(0.08)		(0.05)

Paid in Capital from Redemption Fees	0.01		0.01

Net Asset Value, End of Period	$ 10.93		$ 10.92

Total Return (a)	10.10%		9.78%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 15,707		$ 1,130

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.10%	(c)	2.85%	(c)
After fees waived and expenses absorbed (b)	1.15%	(c)	1.90%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.30%	(c)	0.63%	(c)
After fees waived and expenses absorbed	2.25%	(c)	1.58%	(c)

Portfolio turnover rate	0.10%		0.10%

(1)	The Compass EMP Conservative to Moderate Fund commenced operations on December 31, 2008.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

	Compass EMP Long-Term Growth Fund

	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	June 30, 2009 (1)		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment income	0.04		0.03
Net realized and unrealized gain on
investments	0.55		0.51
Total from investment operations	0.59		0.54

Distributions from:
Net investment income	(0.04)		(0.03)
Total from distributions	(0.04)		(0.03)

Paid in Capital from Redemption Fees	0.01		-	(a)

Net Asset Value, End of Period	$ 10.56		$ 10.51

Total Return (b)	5.99%		5.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 8,446		$ 487

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	3.54%	(d)	4.29%	(d)
After fees waived and expenses absorbed (c)	1.45%	(d)	2.20%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.83)%	(d)	(0.97)%	(d)
After fees waived and expenses absorbed	1.26%	(d)	1.12%	(d)

Portfolio turnover rate	2.05%		2.05%

(1)	The Compass EMP Long-Term Growth Fund commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of eight series.  These financial statements include the following series:  Compass EMP Conservative to Moderate Fund and Compass EMP Long-Term Growth Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Advisory Group, LLC (the "Manager").

Compass EMP Conservative to Moderate  Fund ("Conservative to Moderate Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve current income, with capital appreciation as a secondary objective.

Compass EMP Long-Term Growth Fund ("Long-Term Growth Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

 The Funds offer two classes of shares, Class A and Class C.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds adopted Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" effective December 31, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of June 30, 2009:

Level	Conservative to Moderate Fund	Long-Term Growth Fund
Level 1 – Exchange-Traded Funds	$ 15,980,910	$ 8,567,387
Level 2 – Short-Term Investments	1,080,464	638,074
Level 3	-	-
Total	$ 17,061,374	$ 9,205,461

During the period ended June 30, 2009, no securities were fair valued.

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Funds’ approach to valuing financial assets.

b)

Federal Income Tax – The Funds intend to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

The Funds adopted FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on December 31, 2008.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.  Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

As of and during the period ended June 30, 2009, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of June 30, 2009, the Funds did not incur any interest or penalties.  As required by FIN 48, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax year ended June 30, 2009) and has concluded that no provision for income tax is required in these financial statements.

c)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Multiple Class Allocations— Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)

Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

g)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Redemption fees and sales charges (loads)—Shareholders of the Funds that redeem within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  Effective June 1, 2009, the redemption fees were reduced from 2.00% of the amount redeemed to 1.00% of the amount redeemed and the holding periods were reduced from within 90 days of purchase to within 60 days of purchase. A maximum sales charge of 5.75% is imposed on Class A shares of the Conservative to Moderate Fund and the Long-Term Growth Fund.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The respective shareholders pay such CDSC charges, which are not an expense of the Funds.  For the period from December 31, 2008 through June 30, 2009, there were no CDSC fees paid to the Manager.

(2)

CAPITAL SHARE TRANSACTIONS

At June 30, 2009, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of capital stock for the Funds were as follows:

	Conservative to Moderate Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2009
Class A
Shares……………………………	1,477,957	(50,230)	9,190	1,436,917
Value…………………………….	$ 14,633,605	$ (496,758)	$ 96,885	$ 14,233,732
Class C
Shares……………………………	106,747	(3,628)	381	103,500
Value…………………………….	$ 1,076,521	$ (38,417)	$ 4,030	$ 1,042,134
(1) The Funds commenced operations on December 31, 2008. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $5,168 and $473 for Class A and Class C, respectively.

	Long-Term Growth Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2009
Class A
Shares……………………………	847,875	(50,586)	2,521	799,810
Value…………………………….	$ 8,117,813	$ (439,567)	$ 25,928	$ 7,704,174
Class C
Shares……………………………	46,261	(10)	90	46,341
Value…………………………….	$ 444,459	$ (83)	$ 920	$ 445,296
(1) The Funds commenced operations on December 31, 2008. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $5,516 and $2 for Class A and Class C, respectively.

(3)

INVESTMENT TRANSACTIONS

For the period from December 31, 2008 through June 30, 2009, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Conservative to Moderate Fund	$ 14,430,195	$ 10,506
Long-Term Growth Fund	7,884,857	101,591

There were no government securities purchased or sold during the period.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass Advisory Group, LLC (the "Manager" or "Compass") acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Conservative to Moderate Fund and 0.80% of the Long-Term Growth Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreements).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreements, with the exception of specific items of expense (as detailed in the Management Agreements).  For the period from December 31, 2008 through June 30, 2009, management fees of $23,349 and $17,430 were incurred by the Conservative to Moderate Fund and the Long-Term Growth Fund, respectively, before the waiver and reimbursement described below, with $1,844 and $5,118 remaining due from the Manager at June 30, 2009 for the Conservative to Moderate Fund and the Long-Term Growth Fund, respectively.

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.15% for Class A and 1.90% for Class C of the Conservative to Moderate Fund's average daily net assets; and at 1.45% for Class A and 2.20% for Class C of the Long-Term Growth Fund’s average daily net assets through December 31, 2009.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period from December 31, 2009 through June 30, 2009, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Conservative to Moderate Fund	$ 23,349	$ 21,028
Long-Term Growth Fund	17,430	28,135

As of June 30, 2009, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2012
Conservative to Moderate Fund	$ 44,377
Long-Term Growth Fund	45,565

The Trust has entered into Investment Company Services Agreements (the "Services Agreements") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Funds pay Matrix a base fee of $20,000 per year, a fee equal to 0.25% of average net assets up to $50 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Funds, plus out-of-pocket expenses.  For the period from December 31, 2008 through June 30, 2009, service fees including out-of-pocket expenses of $26,363 and $20,120 were incurred for the Conservative to Moderate Fund and the Long-Term Growth Fund, respectively with $5,621 and $4,022 remaining payable at June 30, 2009 for the Conservative to Moderate Fund and the Long-Term Growth Fund, respectively.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $12,000 per year base fee per Fund.  For the period from December 31, 2008 through June 30, 2009, Matrix earned compliance fees of $6,000 and $6,000 for the Conservative to Moderate Fund and the Long-Term Growth Fund, respectively, with $1,000 and $1,000 remaining payable at June 30, 2009 for the Conservative to Moderate Fund and the Long-Term Growth Fund, respectively.

Matrix also acts as Distributor of the Funds’ shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.  For the period from December 31, 2008 through June 30, 2009, Matrix received no commissions from the sale of Class A shares.

Certain officers of the Funds are officers and/or employees of Matrix.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2009 for each Fund were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Appreciation
Conservative to Moderate Fund	$ 15,498,778	$ 1,569,695	$ (7,099)	$ 1,562,596
Long-Term Growth Fund	8,419,842	823,510	(37,891)	785,619

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Total
	Unrealized	Post-October	Distributable
Fund	Appreciation	Capital Losses	Earnings
Conservative to Moderate Fund	$ 1,562,596	$ (1,375)	$ 1,561,221
Long-Term Growth Fund	785,619	(1,498)	784,121

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds elected to defer net capital losses as indicated in the chart below.

As of June 30, 2009, the post-October losses for the Funds were as follows:

Fund	Deferred
Conservative to Moderate Fund	$ 1,375
Long-Term Growth Fund	1,498

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the period from December 31, 2008 through June 30, 2009 were as follows:

Fund	Ordinary Income
Conservative to Moderate Fund	$ 103,345
Long-Term Growth Fund	27,409

(6)

UNDERLYING FUND RISK

Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Investment Companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2009, Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers held 79% and 74% of the voting securities of the Conservative to Moderate Fund and Long-Term Growth Fund, respectively, and may be deemed to control each of the Funds.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

                                ANNUAL REPORT

 (8)

RECENT ACCOUNTING PRONOUNCEMENT

In June 2009, FASB issued FASB Statement No. 168, "The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162" ("SFAS 168").  On the effective date of this standard, FASB Accounting Standards Codification™ ("Codification") will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

 (9)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through August 27, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Catalyst Funds and the Shareholders

of the Compass EMP Conservative to Moderate Fund and Compass EMP Long-Term Growth Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Compass EMP Conservative to Moderate Fund and Compass EMP Long-Term Growth Fund, each a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2009, and the related statements of operations, changes in net assets and financial highlights for the period from December 31, 2008 (commencement of operations) to June 30, 2009.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass EMP Conservative to Moderate Fund and Compass EMP Long-Term Growth Fund, as of June 30, 2009, the results of their operations, the changes in their net assets and their financial highlights for the period from December 31, 2008 (commencement of operations) to June 30, 2009, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

August 27, 2009

COMPASS EMP MUTUAL FUNDS

              ANNUAL REPORT

Additional Information – June 30, 2009 (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

No later than August 29, 2009, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period from December 31, 2008 through June 30, 2009, the following dividends and distributions per share were paid by the Funds:

Fund	Ordinary Income
Compass EMP Conservative to Moderate Fund Class A	$ 0.076804
Compass EMP Conservative to Moderate Fund Class C	0.054840
Compass EMP Long-Term Growth Fund Class A	0.037134
Compass EMP Long-Term Growth Fund Class C	0.025323

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-888-944-4367.

Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 42	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	8	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 60	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	8	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Age: 69	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	8

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation., Heat Systems Incorporated., Alcide Corporation., Adelphi Research Corporation., Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Age: 47	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006	8	None
Christopher Anci 420 Lexington Avenue Suite 601 New York, NY10170 Age: 41	President	Indefinite/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst High Income Fund and Catalyst Total Return Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age: 62	Secretary, Treasurer, and Chief Compliance Officer (CCO)	One Year/ Secretary since 2006; Treasurer since 2006; CCO since 2007

Senior V.P. of Matrix Capital Group, Inc. since 2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004.

				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid $750 per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2009. The Trust has no retirement or pension plans.

Name of Trustee [1]	Aggregate Compensation From the Compass EMP Conservative to Moderate Fund [2]	Aggregate Compensation From the Compass EMP Long-Term Growth Fund [2]	Total Compensation From the Compass EMP Funds Paid to Trustees [2]
Independent Trustees
Tobais Caldwell	$188	$187	$375
Tiberiu Weisz	$188	$187	$375
Bert Pariser	$187	$188	$375
Interested Trustees
Jerry Szilagyi	None	None	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the eight portfolios of the Trust.

2 Figures are for the period from December 31, 2008 through June 30, 2009.

Compass EMP Mutual Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Compass Advisory Group, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN  37027

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

U.S. Bank N.A.

425 Walnut Street

Columbus, OH  45202

ITEM 2.

CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2009	2008

Catalyst Value Fund	10,000	10,000
Catalyst High Income Fund	11,500	6,000
Catalyst Total Return Income Fund	11,500	6,000
Listed Private Equity Plus Fund	11,000	10,000
America First Quantitative Strategies Fund	13,500	11,000
Compass EMP Conservative to Moderate Fund	11,000	0
Compass EMP Long-Term Growth Fund	11,000	0
Eventide Gilead Fund	10,000	0

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2009	2008

Catalyst Value Fund	2,000	2,000
Catalyst High Income Fund	2,500	2,000
Catalyst Total Return Income Fund	2,500	2,000
Listed Private Equity Plus Fund	2,000	2,000
America First Quantitative Strategies Fund	2,000	2,000
Compass EMP Conservative to Moderate Fund	2,000	0
Compass EMP Long-Term Growth Fund	2,000	0
Eventide Gilead Fund	2,000	0

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2009 and 2008 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2009 and 2008 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Catalyst Funds

By Christopher F. Anci	/s/ Christopher F. Anci
President,
Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci
President
Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley
Treasurer
Date: September 3, 2009